                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             Harborside 5, 185 Hudson Street, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                               185 Hudson Street,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:  September 30, 2017
                         -------------------------

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2017

SUNAMERICA
Equity Funds

[PHOTO]






[LOGO]

[LOGO]

                        Table of Contents


        SHAREHOLDER LETTER..........................................   2
        EXPENSE EXAMPLE.............................................   5
        STATEMENT OF ASSETS AND LIABILITIES.........................   7
        STATEMENT OF OPERATIONS.....................................   9
        STATEMENT OF CHANGES IN NET ASSETS..........................  10
        FINANCIAL HIGHLIGHTS........................................  11
        PORTFOLIO OF INVESTMENTS....................................  13
        NOTES TO FINANCIAL STATEMENTS...............................  19
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....  31
        APPROVAL OF ADVISORY AGREEMENTS.............................  32
        TRUSTEE AND OFFICER INFORMATION.............................  37
        SHAREHOLDER TAX INFORMATION.................................  40
        COMPARISONS: FUNDS vs. INDICES..............................  41

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this annual update for the SunAmerica Equity Funds for the 12 months ended September 30, 2017. Please note that effective
February 28, 2017, SunAmerica Mutual Funds were rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

From a broad perspective, the 12 months ended September 30, 2017 was a period wherein global equity markets rallied despite unexpected political events both in the U.S. and abroad, heightened geopolitical risk and three Federal Reserve (the "Fed") interest rate raises.

As the annual period began in October 2016, a combination of hawkish Fed commentary and improving U.S. economic data led to increased anticipation of a December 2016 interest rate hike by the Fed. Elsewhere, the European Central Bank (ECB) minutes stressed a commitment to ongoing monthly bond-buying of 80 billion euros at least through March 2017, helping to dispel concerns about potential tapering. The U.K.'s first official GDP growth figure since the Brexit vote was more robust than consensus-expected at 0.5%. Japanese equities enjoyed strong performance owing to weakness of the yen, as Bank of Japan governor Kuroda stated there was room for further easing if necessary to achieve its 2% inflation target.

Following the unexpected victory of Donald Trump in the November 2016 U.S. elections, U.S. and international equities quickly reversed a short-lived sell-off and surged on anticipation of a pro-growth effect of Mr. Trump's fiscal stimulus plan. However, U.S. dollar appreciation against local currencies detracted from international equities' U.S. dollar returns, driving a November 2016 decline. The Fed raised the targeted federal funds rate by 25 basis points+ in December 2016, for the first time in a year. The increase had largely been anticipated, and set a more hawkish hike path for 2017, causing equities to decline, albeit modestly, following the announcement. International equities rallied during an eventful December 2016, with the resignation of Prime Minister Renzi after Italian voters' rejection of that nation's constitutional reform referendum and the ECB's decision to slow its monthly pace of quantitative easing while extending the program to the end of 2017.

During the first quarter of 2017, global equities advanced. While U.S. equity markets flirted with new highs, international equity markets performed even better, boosted by a weakening U.S. dollar and by the accommodative monetary stance from the ECB and the Bank of Japan that remained in place. Additionally, the European economies and the Chinese economy showed some signs of strengthening during the quarter. Europe surprised on the upside due to cyclical factors in spite of political uncertainties, including several upcoming elections. China remained on its government-targeted 6% to 7% growth path, as export volumes appeared to be increasing on strengthening global demand. Against this strengthening demand, the People's Bank of China raised its repo rate in concert with the Fed's March interest rate increase. Japan, by contrast, maintained a slow pace of economic growth, despite the extraordinary monetary accommodation by the Bank of Japan, with cash earnings and consumption particularly low. Emerging market equities saw particularly robust gains, as riskier positions took the lead and as corporate earnings expectations increased. Indeed, emerging market currencies strengthened during the quarter, despite various factors including the Fed's gradual rise in interest rates. Within the U.S., favorable sentiment persisted amid anticipation of more growth-oriented government policies, such as lower taxes and reduced regulation. The markets were also encouraged by accelerating economic growth, highlighted by strengthening employment and increases in both consumer and business confidence. The rally lost some steam after the Fed raised interest rates by 25 basis points again in March 2017. Despite the weaker performance for stocks in March 2017, the major equity indices finished the quarter with strong positive returns.

Global equities continued to rally in the second quarter of 2017, as solid global economic data and strong corporate earnings growth bolstered investors' optimism. Market participants appeared relieved in May 2017 after the independent centrist candidate won the French presidential election by a large margin, a victory widely seen as supportive for the stability of the European Union. Further, European economic growth indicators signaled strong regional momentum. Chinese manufacturing and services data surprised to the upside. Japan's equity market performed well as its central bank maintained its accommodative policy stance. Japan displayed accelerating export growth, and business sentiment seemed to improve, as suggested by the uptrend in the Tankan Survey of Large Enterprises. Emerging market equities extended their winning streak, buoyed by an improving economic landscape, a weaker U.S. dollar and upbeat earnings results. Meanwhile, U.S. fiscal stimulus hopes faded near the end of the quarter after a vote on health care reform was delayed due to insufficient support from Senate Republicans. Even so, this, along with plunging oil prices, heightened geopolitical risk and another 25 basis point rate increase by the Fed in June 2017, were not enough to derail what was the seventh straight quarter of positive results for U.S. equities.

A broad-based expansion of economic growth, supportive monetary policy and benign inflation helped drive global equity markets higher during the third quarter of 2017, the sixth consecutive quarter of gains for global equities. Eurozone confidence reached a decade-high in September 2017 on the back of solid employment and manufacturing data and a resurgence in the services sector. Japanese equities were supported by an accelerating manufacturing sector, greater exports and improved inflation data. The nation's second quarter 2017 GDP was reported to have expanded at a 4% annualized rate, the fastest pace in more than three years. Reflecting this, the Tankan Survey of Large Enterprises similarly reached a 10-year high. Emerging market equities performed strongly, drawing support from improving fundamentals, higher commodity prices and encouraging corporate earnings. U.S. equities rose despite continued political turmoil, as the U.S. economy continued on an upward trajectory and corporate earnings remained strong. Signs of slightly firming inflation and improving employment data increased investors' expectation of further monetary policy tightening by the Fed at the end of the calendar year. Also, in a widely anticipated move, the Fed announced its balance sheet normalization++ program would begin in October 2017, stating the process would be gradual. On the political front, Angela Merkel was reelected for a fourth term as German Chancellor but faced a more fractured parliament. Global geopolitical tensions were elevated by North Korean missile tests and a new Russian sanctions bill signed by the U.S. President.

Against this backdrop, international equities, as measured by the MSCI ACWI ex-U.S. (Net),/*/ posted a return of 19.61% in U.S. dollar terms for the 12-month period ended September 30, 2017. Japanese equities, as measured by the MSCI Japan Index (Net),/*/ posted robust gains but lagged on a comparative basis, generating a return of 14.09% in U.S. dollar terms for the same period. To compare, U.S. equities, as measured by the S&P 500(R) Index,/*/ returned 18.61%, and emerging market equities, as measured by the MSCI Emerging Markets Index (Net),/*/ returned 22.46% for the same 12-month period.

Amid these conditions, each of the SunAmerica Equity Funds generated positive absolute returns during the annual period ended September 30, 2017. On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Equity Funds.

We thank you for being a part of the SunAmerica Equity Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch with us directly at 800-858-8850 or via our website, www.aig.com/funds.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

Timothy Pettee             Jun Oh                     Timothy Campion
Andrew Sheridan            Kara Murphy                Jane Algieri



--------
Past performance is no guarantee of future results.

+ A basis point is 1/100/th/ of a percentage point.
++Balance sheet normalization refers to the steps the Fed will take to reverse quantitative easing and reduce the substantial monetary accommodation it has provided to the economy since the financial crisis began in 2007.
* The Morgan Stanley Capital International All Country World Index (MSCI ACWI) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI Japan Index (Net) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on the Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The S&P 500 Index is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of U.S. common stock prices. The MSCI Emerging Markets Index
  (Net) is a free float-adjusted market capitalization index that is designed to measure equity performance of emerging markets. It consists of 23 emerging market country indices. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly in an index.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2017 and held until September 30, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended September 30, 2017" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Period Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended September 30, 2017" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended September 30, 2017" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Period Ended September 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended September 30, 2017" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Period Ended September 30, 2017" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- September 30, 2017 -- (unaudited) (continued)

                                                       Actual                                  Hypothetical
                                     ------------------------------------------ ------------------------------------------
                                                                                              Ending Account
                                                   Ending Account Expense Paid                 Value using   Expense Paid
                                                    Value Using    During the                 a Hypothetical  During the
                                       Beginning       Actual        Period       Beginning     5% Assumed      Period
                                     Account Value   Return at        Ended     Account Value   Return at        Ended
                                      at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,
Fund                                     2017           2017          2017          2017           2017          2017
----                                 ------------- -------------- ------------- ------------- -------------- -------------
AIG International Dividend Strategy
 Fund(2)(3)
  Class A...........................   $1,000.00     $1,074.36       $ 9.88       $1,000.00     $1,015.54       $ 9.60
  Class C...........................   $1,000.00     $1,070.55       $13.24       $1,000.00     $1,012.28       $12.86
  Class I...........................   $1,000.00     $1,075.27       $ 9.36       $1,000.00     $1,016.04       $ 9.10
  Class W...........................   $1,000.00     $1,075.99       $ 8.85       $1,000.00     $1,016.55       $ 8.59
AIG Japan Fund(2)(3)
  Class A...........................   $1,000.00     $1,103.71       $10.02       $1,000.00     $1,015.54       $ 9.60
  Class C...........................   $1,000.00     $1,099.60       $13.42       $1,000.00     $1,012.28       $12.86
  Class W(4)........................   $1,000.00     $1,117.88       $ 8.09       $1,000.00     $1,016.55       $ 8.59






                                     Annualized
                                      Expense
Fund                                  Ratio(1)
----                                 ----------
AIG International Dividend Strategy
 Fund(2)(3)
  Class A...........................   1.90%
  Class C...........................   2.55%
  Class I...........................   1.80%
  Class W...........................   1.70%
AIG Japan Fund(2)(3)
  Class A...........................   1.90%
  Class C...........................   2.55%
  Class W(4)........................   1.70%

--------
(1)Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365 days (to reflect the one-half year period) except for AIG Japan Fund Class W "Actual Return" information, which was multiplied by 164 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial advisor for more information.
(2)During the stated period, the investment advisor either waived a portion of or all of the fees for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended September 30, 2017" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended September 30, 2017" and the annualized "Expense Ratio" would have been lower.
(3)See Note 1
(4)Commenced operations on April 20, 2017.

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2017

                                                     AIG International
                                                         Dividend
                                                      Strategy Fund+   AIG Japan Fund+
                                                     ----------------- ---------------
ASSETS:
Investments at value (unaffiliated)*................   $ 90,923,512      $28,233,957
Repurchase agreements (cost approximates value).....      1,495,000          503,000
Cash................................................            831              843
Foreign cash*.......................................         53,597            7,073
Receivable for:
 Fund shares sold...................................         16,808            2,494
 Dividends and interest.............................        180,431          202,680
 Investments sold...................................             --          165,048
Prepaid expenses and other assets...................          5,630            5,603
Due from investment adviser for expense
 reimbursements/fee waivers.........................             --           56,215
                                                       ------------      -----------
Total assets........................................     92,675,809       29,176,913
                                                       ------------      -----------
LIABILITIES:
Payable for:
 Fund shares redeemed...............................         35,347            5,373
 Investments purchased..............................             --           78,984
 Investment advisory and management fees............         75,909           26,874
 Distribution and service maintenance fees..........         32,694           10,922
 Transfer agent fees and expenses...................         20,262            7,931
 Trustees' fees and expenses........................            132              242
 Other accrued expenses.............................        232,427          109,178
Accrued foreign tax on capital gains................         47,169               --
Due to investment advisor expense recoupment........         45,708               --
                                                       ------------      -----------
Total liabilities...................................        489,648          239,504
                                                       ------------      -----------
Net Assets..........................................   $ 92,186,161      $28,937,409
                                                       ============      ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01 par value......   $     98,134      $    33,902
Paid-in capital.....................................    162,843,103       24,744,374
                                                       ------------      -----------
                                                        162,941,237       24,778,276
Accumulated undistributed net investment income
 (loss).............................................        110,851          113,188
Accumulated undistributed net realized gain (loss)
 on investments, futures contracts, options
 contracts, securities sold short, and foreign
 exchange transactions..............................    (80,964,205)         850,259
Unrealized appreciation (depreciation) on
 investments........................................     10,151,801        3,195,681
Unrealized foreign exchange gain (loss) on other
 assets and liabilities.............................         (6,354)               5
Accrued capital gains tax on unrealized
 appreciation (depreciation)........................        (47,169)              --
                                                       ------------      -----------
Net Assets..........................................   $ 92,186,161      $28,937,409
                                                       ============      ===========
*Cost
 Investments (unaffiliated).........................   $ 80,771,711      $25,038,276
                                                       ============      ===========
 Foreign cash.......................................   $     54,009      $     7,079
                                                       ============      ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- September 30, 2017 -- (continued)

                                                     AIG International
                                                         Dividend
                                                      Strategy Fund+   AIG Japan Fund+
                                                     ----------------- ---------------
Class A (unlimited shares authorized):
Net assets..........................................    $72,696,160      $23,422,515
Shares of beneficial interest issued and outstanding      7,627,037        2,717,012
Net asset value and redemption price per share......    $      9.53      $      8.62
Maximum sales charge (5.75% of offering price)......    $      0.58      $      0.53
                                                        -----------      -----------
Maximum offering price to public....................    $     10.11      $      9.15
                                                        ===========      ===========
Class C (unlimited shares authorized):
Net assets..........................................    $13,125,710      $ 5,273,837
Shares of beneficial interest issued and outstanding      1,518,877          645,286
Net asset value, offering and redemption price per
 share (excluding any applicable contingent
 deferred sales charge).............................    $      8.64      $      8.17
                                                        ===========      ===========
Class I (unlimited shares authorized):
Net assets..........................................    $   264,817      $        --
Shares of beneficial interest issued and outstanding         27,453               --
Net asset value, offering and redemption price per
 share..............................................    $      9.65      $        --
                                                        ===========      ===========
Class W+ (unlimited shares authorized):
Net assets..........................................    $ 6,099,474      $   241,057
Shares of beneficial interest issued and outstanding        639,997           27,941
Net asset value, offering and redemption price per
 share..............................................    $      9.53      $      8.63
                                                        ===========      ===========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- September 30, 2017

                                                                                        AIG International
                                                                                            Dividend
                                                                                         Strategy Fund+   AIG Japan Fund+
                                                                                        ----------------- ---------------
INVESTMENT INCOME:
  Dividends (unaffiliated).............................................................    $ 4,567,190      $  485,374
  Interest (unaffiliated)..............................................................            608             360
                                                                                           -----------      ----------
   Total investment income*............................................................      4,567,798         485,734
                                                                                           -----------      ----------
EXPENSES:
Investment advisory and management fees................................................        884,572         342,050
Distributionand service maintenance fees:
   Class A.............................................................................        238,489          85,486
   Class C.............................................................................        138,331          51,392
Servicefees:
   Class I.............................................................................            632              --
   Class W+............................................................................          8,622              78
Transferagent fees and expenses:
   Class A.............................................................................        170,597          56,495
   Class C.............................................................................         36,697          13,035
   Class I.............................................................................          1,188              --
   Class W+............................................................................         13,565           3,910
Registrationfees:
   Class A.............................................................................         16,579          17,676
   Class C.............................................................................         14,557          11,888
   Class I.............................................................................          1,287              --
   Class W+............................................................................         12,648           5,003
  Custodian and accounting fees........................................................         39,542          29,772
  Reports to shareholders..............................................................         69,719          32,624
  Audit and tax fees...................................................................         76,723          75,575
  Legal fees...........................................................................         15,867          16,335
  Trustees' fees and expenses..........................................................          3,209           1,130
  Interest expense.....................................................................          4,398             387
  Other expenses.......................................................................         27,224          39,159
                                                                                           -----------      ----------
   Total expenses before fee waivers, expense reimbursements, and expense recoupments..      1,774,446         781,995
   Net (Fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)...        (11,843)       (183,569)
                                                                                           -----------      ----------
   Net expenses........................................................................      1,762,603         598,426
                                                                                           -----------      ----------
Net investment income (loss)...........................................................      2,805,195        (112,692)
                                                                                           -----------      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**...............................       (707,834)      3,572,143
Net realized foreign exchange gain (loss) on other assets and liabilities..............        (50,999)        (24,012)
                                                                                           -----------      ----------
Net realized gain (loss) on investments and foreign currencies.........................       (758,833)      3,548,131
                                                                                           -----------      ----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated).........      9,392,803       1,821,749
Change in unrealized foreign exchange gain (loss) on other assets and liabilities......         13,710           1,150
Change in accrued capital gains tax on unrealized appreciation (depreciation)..........        (47,169)             --
                                                                                           -----------      ----------
Net unrealized gain (loss) on investments and foreign currencies.......................      9,359,344       1,822,899
                                                                                           -----------      ----------
Net realized and unrealized gain (loss) on investments and foreign currencies..........      8,600,511       5,371,030
                                                                                           -----------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................    $11,405,706      $5,258,338
                                                                                           ===========      ==========
* Net of foreign withholding taxes on interest and dividends of........................    $   433,311      $   55,793
                                                                                           ===========      ==========
** Net of foreign withholding taxes on capital gains of................................    $     1,055      $       --
                                                                                           ===========      ==========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- September 30, 2017

                                                                                                     AIG International
                                                                                                         Dividend
                                                                                                      Strategy Fund++
                                                                                                --------------------------
                                                                                                For the year  For the year
                                                                                                    ended         ended
                                                                                                September 30, September 30,
                                                                                                    2017          2016
                                                                                                ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)..................................................................  $ 2,805,195  $  2,347,183
 Net realized gain (loss) on investments and foreign currencies................................     (758,833)   (6,646,222)
 Net unrealized gain (loss) on investments and foreign currencies..............................    9,359,344    12,264,963
                                                                                                 -----------  ------------
Net increase (decrease) in net assets resulting from operations................................   11,405,706     7,965,924
                                                                                                 -----------  ------------

Distributions to shareholders from:
 Net investment income (Class A)...............................................................   (2,312,658)   (1,412,918)
 Net investment income (Class C)...............................................................     (401,325)     (249,596)
 Net investment income (Class I)...............................................................       (8,541)       (5,394)
 Net investment income (Class W)++.............................................................     (206,258)     (138,218)
 Net realized gain on securities (Class A).....................................................           --            --
 Net realized gain on securities (Class C).....................................................           --            --
 Net realized gain on securities (Class I).....................................................           --            --
 Net realized gain on securities (Class W)++...................................................           --            --
                                                                                                 -----------  ------------
Total distributions to shareholders............................................................   (2,928,782)   (1,806,126)
                                                                                                 -----------  ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).......   (6,007,193)  (21,784,719)
                                                                                                 -----------  ------------
Total increase (decrease) in net assets........................................................    2,469,731   (15,624,921)

NET ASSETS:
Beginning of period............................................................................  $89,716,430  $105,341,351
                                                                                                 -----------  ------------
End of period+.................................................................................  $92,186,161  $ 89,716,430
                                                                                                 ===========  ============
+ Includes accumulated undistributed net investment income (loss)..............................  $   110,851  $    211,371
                                                                                                 ===========  ============


                                                                                                     AIG Japan Fund++
                                                                                                --------------------------
                                                                                                For the year  For the year
                                                                                                    ended         ended
                                                                                                September 30, September 30,
                                                                                                    2017          2016
                                                                                                ------------- -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss).................................................................. $   (112,692)  $   (52,275)
 Net realized gain (loss) on investments and foreign currencies................................    3,548,131    (1,746,666)
 Net unrealized gain (loss) on investments and foreign currencies..............................    1,822,899     5,418,486
                                                                                                ------------   -----------
Net increase (decrease) in net assets resulting from operations................................    5,258,338     3,619,545
                                                                                                ------------   -----------

Distributions to shareholders from:
 Net investment income (Class A)...............................................................     (133,702)           --
 Net investment income (Class C)...............................................................       (1,525)           --
 Net investment income (Class I)...............................................................           --            --
 Net investment income (Class W)++.............................................................           --            --
 Net realized gain on securities (Class A).....................................................           --    (1,096,454)
 Net realized gain on securities (Class C).....................................................           --      (263,731)
 Net realized gain on securities (Class I).....................................................           --            --
 Net realized gain on securities (Class W)++...................................................           --            --
                                                                                                ------------   -----------
Total distributions to shareholders............................................................     (135,227)   (1,360,185)
                                                                                                ------------   -----------
Net increase (decrease) in net assets resulting from capital share transactions (Note 6).......  (12,866,375)   (5,162,562)
                                                                                                ------------   -----------
Total increase (decrease) in net assets........................................................   (7,743,264)   (2,903,202)

NET ASSETS:
Beginning of period............................................................................ $ 36,680,673   $39,583,875
                                                                                                ------------   -----------
End of period+................................................................................. $ 28,937,409   $36,680,673
                                                                                                ============   ===========
+ Includes accumulated undistributed net investment income (loss).............................. $    113,188   $   (74,695)
                                                                                                ============   ===========

++ See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                         AIG INTERNATIONAL DIVIDEND STRATEGY FUND#
                                                         -----------------------------------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distri-          Net                 Net
                     Asset      Net        (both               Dividends  butions         Asset              Assets
                     Value   investment  realized   Total from  from net   from    Total  Value              end of
                   beginning   income       and     investment investment capital distri- end of   Total     period
   Period Ended    of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)
------------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   --------
                                                                          Class A
-
09/30/13            $10.91     $0.47      $ 0.50      $ 0.97     $(0.47)    $--   $(0.47) $11.41    9.24%    $ 96,020
09/30/14             11.41      0.40       (0.14)       0.26      (0.34)     --    (0.34)  11.33    2.20      162,284
09/30/15             11.33      0.23       (3.29)      (3.06)     (0.22)     --    (0.22)   8.05  (27.24)      71,969
09/30/16              8.05      0.21        0.54        0.75      (0.17)     --    (0.17)   8.63    9.49(6)    68,775
09/30/17              8.63      0.30        0.91        1.21      (0.31)     --    (0.31)   9.53   14.11       72,696
                                                                          Class C
-
09/30/13             10.03      0.36        0.47        0.83      (0.41)     --    (0.41)  10.45    8.56       24,776
09/30/14             10.45      0.30       (0.13)       0.17      (0.27)     --    (0.27)  10.35    1.56       46,349
09/30/15             10.35      0.16       (3.01)      (2.85)     (0.16)     --    (0.16)   7.34  (27.70)      22,445
09/30/16              7.34      0.14        0.49        0.63      (0.12)     --    (0.12)   7.85    8.73(6)    15,182
09/30/17              7.85      0.21        0.83        1.04      (0.25)     --    (0.25)   8.64   13.40       13,126
                                                                          Class I
-
09/30/13             10.99      0.44        0.56        1.00      (0.48)     --    (0.48)  11.51    9.41        1,184
09/30/14             11.51      0.32       (0.02)       0.30      (0.36)     --    (0.36)  11.45    2.45          426
09/30/15             11.45      0.26       (3.34)      (3.08)     (0.23)     --    (0.23)   8.14  (27.13)         283
09/30/16              8.14      0.22        0.55        0.77      (0.18)     --    (0.18)   8.73    9.60(6)       260
09/30/17              8.73      0.30        0.93        1.23      (0.31)     --    (0.31)   9.65   14.28          265
                                                                          Class W
-
01/29/15*-09/30/15    9.80      0.27       (1.84)      (1.57)     (0.19)     --    (0.19)   8.04  (16.23)(7)   10,644
09/30/16              8.04      0.21        0.57        0.78      (0.19)     --    (0.19)   8.63    9.83(6)     5,500
09/30/17              8.63      0.32        0.90        1.22      (0.32)     --    (0.32)   9.53   14.33        6,099



                  Ratio
                 of net
 Ratio of      investment
 expenses     income (loss)
to average     to average    Portfolio
net assets     net assets    Turnover
----------    -------------  ---------


   1.90%(3)       4.42%(3)       32%
   1.90(3)        3.47(3)        80
   1.88(3)        2.31(3)       160
   1.90(3)(5)     2.61(3)        80
   1.90(3)        3.28(3)        22


   2.55(3)        3.70(3)        32%
   2.55(3)        2.85(3)        80
   2.55(3)        1.69(3)       160
   2.55(3)(5)     1.78(3)        80
   2.55(3)        2.48(3)        22


   1.80(3)        3.98(3)        32%
   1.77(3)        2.66(3)        80
   1.71           2.61          160
   1.80(3)(5)     2.66(3)        80
   1.80(3)        3.32(3)        22


   1.70(3)(4)     3.98(3)(4)    160%
   1.70(3)(5)     2.50(3)        80
   1.70(3)        3.55(3)        22

--------
*  Commencement of Operations.
#  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 3):

                                             09/30/13 09/30/14 09/30/15 09/30/16 09/30/17
                                             -------- -------- -------- -------- --------
AIG International Dividend Strategy Class A.   0.16%   (0.09)%  (0.01)%   0.03%   (0.02)%
AIG International Dividend Strategy Class C.   0.20    (0.05)   (0.02)    0.08     0.08
AIG International Dividend Strategy Class I.   0.09    (0.09)      --     1.95     0.69
AIG International Dividend Strategy Class W.     --       --     0.20     0.15     0.17

(4)Annualized
(5)Excludes a one time reimbursement the Fund received for custody expenses paid in the prior years. If the reimbursement had been applied, the ratio of expenses to the average net assets would have been 1.68%, 2.35%, 1.59% and 1.51% for Class A, Class C, Class I and Class W, respectively.
(6)The Fund's performance figure was increased by 0.25%, 0.28%, 0.25%, 0.25% for Class A, Class C, Class I and Class W, respectively, for a reimbursement of custody expenses from prior years.
(7)Total return is not annualized.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     AIG JAPAN FUND#
                                                                     ---------------
                                         Net gain
                                         (loss) on
                      Net               investments                       Distri-          Net                Net
                     Asset      Net        (both               Dividends  butions         Asset             Assets    Ratio of
                     Value   investment  realized   Total from  from net   from    Total  Value             end of    expenses
                   beginning   income       and     investment investment capital distri- end of   Total    period   to average
   Period Ended    of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's) net assets(3)
------------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  ------- -------------
                                                                         Class A
-
09/30/13             $6.41     $(0.01)    $ 1.86      $ 1.85     $(0.16)  $   --  $(0.16) $8.10    29.54%   $25,053     1.90%
09/30/14              8.10      (0.01)      0.37        0.36      (0.15)   (0.58)  (0.73)  7.73     4.81     35,178     1.90
09/30/15              7.73      (0.03)     (0.36)      (0.39)     (0.05)   (0.58)  (0.63)  6.71    (4.91)    32,241     1.90
09/30/16              6.71       0.00       0.75        0.75         --    (0.22)  (0.22)  7.24    11.26     30,895     1.90
09/30/17              7.24      (0.02)      1.44        1.42      (0.04)      --   (0.04)  8.62    19.69     23,423     1.90
                                                                         Class C
-
09/30/13              6.20      (0.03)      1.77        1.74      (0.10)      --   (0.10)  7.84    28.58      2,222     2.55
09/30/14              7.84      (0.05)      0.34        0.29      (0.12)   (0.58)  (0.70)  7.43     4.07      4,542     2.55
09/30/15              7.43      (0.07)     (0.35)      (0.42)     (0.01)   (0.58)  (0.59)  6.42    (5.52)     7,343     2.55
09/30/16              6.42      (0.05)      0.72        0.67         --    (0.22)  (0.22)  6.87    10.50      5,785     2.55
09/30/17              6.87      (0.07)      1.37        1.30      (0.00)      --   (0.00)  8.17    18.96      5,274     2.55
                                                                         Class W
-
04/20/17*-09/30/17    7.72       0.06       0.85        0.91         --       --      --   8.63    11.79(5)     241     1.70(4)



    Ratio
   of net
 investment
income (loss)
 to average   Portfolio
net assets(3) Turnover
------------- ---------


    (0.12)%      162%
    (0.19)       111
    (0.46)       144
     0.01        151
    (0.28)       115


    (0.43)       162%
    (0.65)       111
    (0.95)       144
    (0.78)       151
    (0.89)       115


     1.80(4)     115%

--------
*  Commencement of Operations.
#  See Note 1
(1)Calculated based upon average shares outstanding.
(2)Total return does not reflect sales load. Total return does include expense reimbursements (recoupments).
(3)Net of the following expense reimbursements (based on average net assets) (See Note 3):

                                         09/30/13 09/30/14 09/30/15 09/30/16 09/30/17
                                         -------- -------- -------- -------- --------
AIG Japan Class A.......................   0.55%    0.29%    0.24%    0.41%    0.55%
AIG Japan Class C.......................   1.57     0.84     0.50     0.56     0.75
AIG Japan Class W#......................     --       --       --       --    17.99(4)

(4)Annualized
(5)Total return is not annualized.

See Notes to Financial Statements

        AIG International Dividend Strategy Fund#
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited)

Industry Allocation*

              Food-Retail..................................   7.0%
              Medical-Drugs................................   5.9
              Cellular Telecom.............................   5.2
              Human Resources..............................   4.8
              Airlines.....................................   4.5
              Telephone-Integrated.........................   4.0
              Building-Heavy Construction..................   4.0
              Building-Residential/Commercial..............   3.8
              Television...................................   3.1
              Oil Refining & Marketing.....................   3.1
              Telecom Services.............................   2.5
              Transport-Services...........................   2.5
              Electronic Components-Misc...................   2.4
              Building & Construction Products-Misc........   2.4
              Internet Content-Information/News............   2.4
              Real Estate Operations & Development.........   2.2
              Aerospace/Defense............................   2.2
              Rubber-Tires.................................   2.2
              Power Converter/Supply Equipment.............   2.2
              Cosmetics & Toiletries.......................   2.2
              Fisheries....................................   2.2
              Electronic Components-Semiconductors.........   2.1
              Office Automation & Equipment................   2.1
              Retail-Major Department Stores...............   2.0
              Retail-Apparel/Shoe..........................   2.0
              Metal-Diversified............................   2.0
              Metal Processors & Fabrication...............   2.0
              Electric-Generation..........................   1.9
              Semiconductor Components-Integrated Circuits.   1.9
              Insurance-Multi-line.........................   1.7
              Auto-Cars/Light Trucks.......................   1.6
              Circuit Boards...............................   1.6
              Repurchase Agreements........................   1.6
              Diversified Financial Services...............   1.6
              Computers....................................   1.5
              Tobacco......................................   1.5
              Food-Wholesale/Distribution..................   1.3
              Electric-Integrated..........................   1.1
                                                            -----
                                                            100.3%
                                                            =====

Country Allocation*

                             United Kingdom.  20.3%
                             France.........  14.3
                             Japan..........  11.8
                             Taiwan.........   8.4
                             Germany........   5.2
                             Norway.........   4.7
                             Switzerland....   4.2
                             Spain..........   3.8
                             China..........   3.8
                             Turkey.........   3.1
                             Australia......   3.0
                             Netherlands....   2.4
                             Thailand.......   2.2
                             Russia.........   2.0
                             Sweden.........   1.8
                             South Africa...   1.8
                             Brazil.........   1.7
                             Cayman Islands.   1.6
                             United States..   1.6
                             Hong Kong......   1.5
                             South Korea....   1.1
                                             -----
                                             100.3%
                                             =====

--------
*Calculated as a percentage of net assets
#See Note 1

        AIG International Dividend Strategy Fund#
        PORTFOLIO OF INVESTMENTS -- September 30, 2017

                                                            Value
                  Security Description           Shares    (Note 2)
          COMMON STOCKS -- 98.7%
          Australia -- 3.0%
            Telstra Corp., Ltd.................   414,922 $ 1,135,872
            Wesfarmers, Ltd....................    50,293   1,630,461
                                                          -----------
                                                            2,766,333
                                                          -----------
          Bermuda -- 0.0%
            Peace Mark Holdings, Ltd.+(1)(2)...   800,000           0
                                                          -----------
          Brazil -- 1.7%
            BB Seguridade Participacoes SA.....   170,174   1,538,317
                                                          -----------
          Cayman Islands -- 1.6%
            Zhen Ding Technology Holding, Ltd..   742,000   1,502,401
                                                          -----------
          China -- 3.8%
            China Galaxy Securities Co., Ltd... 1,654,500   1,450,833
            China Vanke Co., Ltd...............   629,000   2,069,397
                                                          -----------
                                                            3,520,230
                                                          -----------
          France -- 14.3%
            Carrefour SA.......................    62,432   1,261,413
            Casino Guichard Perrachon SA.......    33,448   1,983,726
            Cie de Saint-Gobain................    37,472   2,233,009
            Engie SA+..........................   105,667   1,794,639
            Orange SA..........................   106,551   1,745,427
            Sanofi.............................    21,389   2,123,745
            Schneider Electric SE..............    23,254   2,023,640
                                                          -----------
                                                           13,165,599
                                                          -----------
          Germany -- 5.2%
            Deutsche Post AG...................    52,017   2,315,603
            METRO AG...........................    54,264   1,147,048
            ProSiebenSat.1 Media SE............    38,002   1,295,112
                                                          -----------
                                                            4,757,763
                                                          -----------
          Hong Kong -- 1.5%
            Lenovo Group, Ltd.................. 2,530,000   1,395,911
                                                          -----------
          Japan -- 11.8%
            Bridgestone Corp...................    44,700   2,028,333
            Canon, Inc.........................    56,900   1,944,284
            Japan Airlines Co., Ltd............    53,600   1,813,897
            Japan Tobacco, Inc.................    41,500   1,360,160
            Mixi, Inc..........................    45,200   2,181,169
            Subaru Corp........................    42,400   1,529,829
                                                          -----------
                                                           10,857,672
                                                          -----------
          Netherlands -- 2.4%
            Randstad Holding NV................    35,570   2,200,384
                                                          -----------
          Norway -- 4.7%
            Marine Harvest ASA.................   101,786   2,012,844
            Telenor ASA........................   110,973   2,346,394
                                                          -----------
                                                            4,359,238
                                                          -----------
          Russia -- 2.0%
            MMC Norilsk Nickel PJSC ADR........   105,724   1,820,039
                                                          -----------
          South Africa -- 1.8%
            MTN Group, Ltd.....................   177,160   1,627,562
                                                          -----------
          South Korea -- 1.1%
            Korea Electric Power Corp..........    30,182   1,027,719
                                                          -----------
          Spain -- 3.8%
            ACS Actividades de Construccion y
             Servicios SA......................    54,454   2,017,983

                                                       Shares/
                                                      Principal     Value
                Security Description                   Amount      (Note 2)
   Spain (continued)
     Distribuidora Internacional de
      Alimentacion SA...............................    258,706  $ 1,508,949
                                                                 -----------
                                                                   3,526,932
                                                                 -----------
   Sweden -- 1.8%
     Skanska AB, Class B............................     70,703    1,638,038
                                                                 -----------
   Switzerland -- 4.2%
     Adecco Group AG................................     29,104    2,266,166
     Roche Holding AG...............................      6,497    1,658,551
                                                                 -----------
                                                                   3,924,717
                                                                 -----------
   Taiwan -- 8.4%
     Catcher Technology Co., Ltd....................    194,000    1,807,314
     Foxconn Technology Co., Ltd....................      6,013       17,351
     Hon Hai Precision Industry Co., Ltd............    645,000    2,233,379
     MediaTek, Inc..................................    208,500    1,956,149
     Novatek Microelectronics Corp..................    453,000    1,703,008
                                                                 -----------
                                                                   7,717,201
                                                                 -----------
   Thailand -- 2.2%
     Advanced Info Service PCL......................    350,500    2,007,361
                                                                 -----------
   Turkey -- 3.1%
     Tupras Turkiye Petrol Rafinerileri AS..........     83,296    2,842,811
                                                                 -----------
   United Kingdom -- 20.3%
     AstraZeneca PLC................................     24,514    1,627,655
     BAE Systems PLC................................    241,640    2,044,781
     Berkeley Group Holdings PLC....................     21,739    1,082,771
     BT Group PLC...................................    505,672    1,923,707
     easyJet PLC....................................    142,835    2,329,324
     ITV PLC........................................    678,841    1,589,152
     Marks & Spencer Group PLC......................    395,197    1,871,478
     Next PLC.......................................     26,286    1,852,742
     Persimmon PLC..................................     68,956    2,385,794
     Unilever PLC...................................     34,901    2,019,880
                                                                 -----------
                                                                  18,727,284
                                                                 -----------
   Total Long-Term Investment Securities
      (cost $80,771,711)............................              90,923,512
                                                                 -----------
   REPURCHASE AGREEMENTS -- 1.6%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.12%, dated 09/29/2017,
      to be repurchased 10/02/2017 in the amount
      $1,495,015 collateralized by $1,530,000 of
      United States Treasury Bonds, bearing
      interest at 2.25% due 02/15/2027 and having
      an approximate value of $1,527,352
      (cost $1,495,000)............................. $1,495,000    1,495,000
                                                                 -----------
   TOTAL INVESTMENTS --
      (cost $82,266,711)(3).........................      100.3%  92,418,512
   Liabilities in excess of other assets............       (0.3)    (232,351)
                                                     ----------  -----------
   NET ASSETS --                                          100.0% $92,186,161
                                                     ==========  ===========

--------
#  See Note 1
+  Non-income producing security
(1)Security classified as Level 3 (see Note 2).
(2)Illiquid security. At September 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 5 for cost of investments on a tax basis.
ADR --American Depositary Receipt

        AIG International Dividend Strategy Fund#
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (continued)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2017 (see Note 2):

                            Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                Quoted Prices     Observable Inputs  Unobservable Inputs      Total
             -              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Bermuda..................      $        --         $       --              $ 0           $         0
  Other Countries..........       90,923,512                 --               --            90,923,512
Repurchase Agreements......               --          1,495,000               --             1,495,000
                                 -----------         ----------              ---           -----------
Total Investments at Value.      $90,923,512         $1,495,000              $ 0           $92,418,512
                                 ===========         ==========              ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $71,868,963 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.
--------
#  See Note 1

See Notes to Financial Statements

        AIG Japan Fund#
        PORTFOLIO PROFILE -- September 30, 2017 -- (unaudited)

Industry Allocation*

                  Auto/Truck Parts & Equipment-Original. 13.6%
                  Electronic Components-Misc............  8.7
                  Chemicals-Specialty...................  7.3
                  Rubber-Tires..........................  6.4
                  Telephone-Integrated..................  6.0
                  Chemicals-Diversified.................  5.6
                  Computers-Integrated Systems..........  4.5
                  Diversified Banking Institutions......  3.6
                  Food-Confectionery....................  3.3
                  Auto-Heavy Duty Trucks................  3.3
                  Steel-Producers.......................  3.0
                  Entertainment Software................  2.9
                  Web Portals/ISP.......................  2.7
                  Building-Residential/Commercial.......  2.6
                  Insurance-Property/Casualty...........  2.4
                  Television............................  2.0
                  Medical Products......................  1.9
                  Building-Maintenance & Services.......  1.9
                  Photo Equipment & Supplies............  1.9
                  Repurchase Agreements.................  1.7
                  Retail-Drug Store.....................  1.7
                  Transport-Marine......................  1.6
                  E-Commerce/Services...................  1.6
                  Import/Export.........................  1.5
                  Computer Services.....................  1.5
                  Computers-Memory Devices..............  1.5
                  Engineering/R&D Services..............  1.4
                  Finance-Credit Card...................  1.1
                  Medical-Drugs.........................  1.1
                  Internet Content-Information/News.....  0.5
                  Audio/Video Products..................  0.5
                                                         ----
                                                         99.3%
                                                         ====

Country Allocation*

                              Japan......... 97.6%
                              United States.  1.7
                                             ----
                                             99.3%
                                             ====

--------
*Calculated as a percentage of net assets
#See Note 1

        AIG Japan Fund#
        PORTFOLIO OF INVESTMENTS -- September 30, 2017

                                                             Value
                    Security Description           Shares   (Note 2)
           COMMON STOCKS -- 97.6%
           Audio/Video Products -- 0.5%
             Pioneer Corp.+.......................  69,200 $  128,530
                                                           ----------
           Auto-Heavy Duty Trucks -- 3.3%
             Hino Motors, Ltd.....................  76,902    940,388
                                                           ----------
           Auto/Truck Parts & Equipment-Original -- 13.6%
             Denso Corp...........................  14,300    723,483
             NGK Insulators, Ltd..................  53,599  1,004,103
             NGK Spark Plug Co., Ltd..............  41,591    885,229
             Sumitomo Electric Industries, Ltd....  36,000    588,029
             Toyota Industries Corp...............  12,792    735,519
                                                           ----------
                                                            3,936,363
                                                           ----------
           Building-Maintenance & Services -- 1.9%
             Kyoritsu Maintenance Co., Ltd........  18,506    552,590
                                                           ----------
           Building-Residential/Commercial -- 2.6%
             Daiwa House Industry Co., Ltd........   8,026    277,103
             Sekisui House, Ltd...................  28,600    482,025
                                                           ----------
                                                              759,128
                                                           ----------
           Chemicals-Diversified -- 5.6%
             DIC Corp.............................  15,985    578,883
             Sumitomo Chemical Co., Ltd........... 166,928  1,042,883
                                                           ----------
                                                            1,621,766
                                                           ----------
           Chemicals-Specialty -- 7.3%
             Daicel Corp..........................  51,010    614,704
             Shin-Etsu Chemical Co., Ltd..........   9,400    840,382
             Tokyo Ohka Kogyo Co., Ltd............   7,700    273,717
             Toray Industries, Inc................  39,700    385,093
                                                           ----------
                                                            2,113,896
                                                           ----------
           Computer Services -- 1.5%
             SCSK Corp.+..........................  10,127    429,740
                                                           ----------
           Computers-Integrated Systems -- 4.5%
             Fujitsu, Ltd......................... 148,188  1,100,825
             Otsuka Corp..........................   3,110    199,272
                                                           ----------
                                                            1,300,097
                                                           ----------
           Computers-Memory Devices -- 1.5%
             TDK Corp.............................   6,250    424,350
                                                           ----------
           Diversified Banking Institutions -- 3.6%
             Mitsubishi UFJ Financial Group, Inc.. 160,171  1,040,097
                                                           ----------
           E-Commerce/Services -- 1.6%
             Dip Corp.............................  20,000    456,965
                                                           ----------
           Electronic Components-Misc. -- 8.7%
             Alps Electric Co., Ltd...............  33,508    884,117
             Hitachi High-Technologies Corp.......  23,300    844,825
             MinebeaMitsumi, Inc..................  25,096    392,526
             Murata Manufacturing Co., Ltd........   2,680    393,932
                                                           ----------
                                                            2,515,400
                                                           ----------
           Engineering/R&D Services -- 1.4%
             Kyudenko Corp........................  10,700    414,592
                                                           ----------
           Entertainment Software -- 2.9%
             Capcom Co., Ltd......................  22,300    548,161
             DeNA Co., Ltd........................  13,375    299,771
                                                           ----------
                                                              847,932
                                                           ----------
           Finance-Credit Card -- 1.1%
             AEON Financial Service Co., Ltd......  15,700    328,022
                                                           ----------

                                                         Shares/
                                                        Principal   Value
                  Security Description                   Amount    (Note 2)
   Food-Confectionery -- 3.3%
     Ezaki Glico Co., Ltd.+............................   18,177  $   959,533
                                                                  -----------
   Import/Export -- 1.5%
     ITOCHU Corp.......................................   26,625      436,080
                                                                  -----------
   Insurance-Property/Casualty -- 2.4%
     Tokio Marine Holdings, Inc........................   17,647      690,354
                                                                  -----------
   Internet Content-Information/News -- 0.5%
     LIFULL Co., Ltd...................................   16,300      141,670
                                                                  -----------
   Medical Products -- 1.9%
     Nipro Corp........................................   40,200      553,744
                                                                  -----------
   Medical-Drugs -- 1.1%
     Ono Pharmaceutical Co., Ltd.......................   14,200      321,732
                                                                  -----------
   Miscellaneous Manufacturing -- 0.0%
     Peace Mark Holdings, Ltd.+(1)(2)..................    8,000            0
                                                                  -----------
   Photo Equipment & Supplies -- 1.9%
     FUJIFILM Holdings Corp............................   13,917      540,107
                                                                  -----------
   Retail-Drug Store -- 1.7%
     Matsumotokiyoshi Holdings Co., Ltd................    7,420      496,535
                                                                  -----------
   Rubber-Tires -- 6.4%
     Toyo Tire & Rubber Co., Ltd.......................   82,890    1,862,953
                                                                  -----------
   Steel-Producers -- 3.0%
     JFE Holdings, Inc.................................   43,647      852,382
                                                                  -----------
   Telephone-Integrated -- 6.0%
     Nippon Telegraph & Telephone Corp.................   28,603    1,310,871
     SoftBank Group Corp...............................    5,400      435,935
                                                                  -----------
                                                                    1,746,806
                                                                  -----------
   Television -- 2.0%
     Nippon Television Holdings, Inc...................   32,453      569,892
                                                                  -----------
   Transport-Marine -- 1.6%
     Nippon Yusen KK+..................................   22,622      470,236
                                                                  -----------
   Web Portals/ISP -- 2.7%
     Yahoo Japan Corp..................................  164,800      782,077
                                                                  -----------
   Total Long-Term Investment Securities
      (cost $25,038,276)...............................            28,233,957
                                                                  -----------
   REPURCHASE AGREEMENTS -- 1.7%
     Agreement with Fixed Income Clearing Corp.,
      bearing interest at 0.12%, dated 09/29/2017, to
      be repurchased 10/02/2017 in the amount of
      $503,005 collateralized by $515,000 of United
      States Treasury Bonds, bearing interest at
      2.25% due 02/15/2027 and having an
      approximate value of $514,109
      (cost $503,000).................................. $503,000      503,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $25,541,276)(3)............................     99.3%  28,736,957
   Other assets less liabilities.......................      0.7      200,452
                                                        --------  -----------
   NET ASSETS                                              100.0% $28,937,409
                                                        ========  ===========

--------
#  See Note 1
+  Non-income producing security
(1)Security classified as Level 3 (see Note 2).
(2)Illiquid security. At September 30, 2017, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)See Note 5 for cost of investments on a tax basis.

        AIG Japan Fund#
        PORTFOLIO OF INVESTMENTS -- September 30, 2017 -- (continued)

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2017 (see Note 2):

                               Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                   Quoted Prices     Observable Inputs  Unobservable Inputs      Total
-                              --------------------- ----------------- ---------------------- -----------
ASSETS:
Investments at Value:*
Common Stocks:
  Miscellaneous Manufacturing.      $        --          $     --               $ 0           $         0
  Other Industries............       28,233,957                --                --            28,233,957
Repurchase Agreements.........               --           503,000                --               503,000
                                    -----------          --------               ---           -----------
Total Investments at Value....      $28,233,957          $503,000               $ 0           $28,736,957
                                    ===========          ========               ===           ===========

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $17,282,592 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.
--------
#  See Note 1

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 18, 1986. It currently consists of two different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: AIG International Dividend Strategy Fund ("International Dividend Strategy Fund"), or AIG Japan Fund ("Japan Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica International Dividend Strategy Fund and SunAmerica Japan Fund to the AIG International Dividend Strategy Fund and AIG Japan Fund, respectively, effective February 28, 2017. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   International Dividend Strategy Fund seeks total return by employing a "buy and hold" strategy to identify approximately 50 to 100 high dividend yielding equity securities selected annually from the MSCI ACWI ex-U.S. Index. At least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in dividend yielding equity securities.

   Japan Fund seeks long-term capital appreciation by active trading of securities of Japanese issuers and other investments that are tied economically to Japan ("Japanese companies"). Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in Japanese companies.

   Each Fund is organized as a "diversified" fund within the meaning of the 1940 Act.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Japan Fund commenced operations effective April 20, 2017.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except Class C shares are subject to higher distribution fee rates. Class I and Class W shares have not adopted a 12b-1 plan and make no payments thereunder, however, Class I and Class W shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)


   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Funds' assets and liabilities classified in the fair value hierarchy as of September 30, 2017, is reported on a schedule following the portfolio of investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)

   Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.

   If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investment in registered investment companies are generally categorized as Level 1.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Funds have entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)

   all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds' counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of September 30, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See the Portfolio of Investments for more information about a Fund's holdings in repurchase agreements.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income, if any, are normally paid quarterly for the International Dividend Strategy Fund. The Japan Fund pays annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)

   capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014 -- 2016 or expected to be taken in each Fund's 2017 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2014.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   New Accounting Pronouncement: In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. All required changes have been made in accordance with Regulation S-X.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                         Management
                                            Fees
                                         ----------
International Dividend Strategy Fund....    1.00%
Japan Fund..............................    1.15

   For the year ended September 30, 2017, SunAmerica earned fees in the amounts stated in the Statement of Operations.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)


   The Japan Fund is subadvised by Wellington Management Company LLP ("Wellington Management") pursuant to a subadvisory agreement with SunAmerica. Wellington Management receives an annual fee of 0.45% of average daily net assets of the Japan Fund, which is paid by SunAmerica.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each class's average daily net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes governmental fees and other expenses not incurred in the ordinary course of the Funds' business. The contractual fee waivers and expense reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

                                                Fund Percentage
                                                ---------------
International Dividend Strategy Fund Class A...      1.90%
International Dividend Strategy Fund Class C...      2.55
International Dividend Strategy Fund Class I ..      1.80
International Dividend Strategy Fund Class W...      1.70
Japan Fund Class A.............................      1.90
Japan Fund Class C.............................      2.55
Japan Fund Class W.............................      1.70

   Any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within two years after the occurrence of the waiver and/or reimbursement, provided that the Funds are able to effect such payments to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the year ended September 30, 2017, pursuant to the contractual expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

                     Other Expense
                      Reimbursed
                     -------------
Japan Fund..........    $98,361

                                                 Amount
                                                 -------
International Dividend Strategy Fund Class A.... $29,880
International Dividend Strategy Fund Class C....  16,366
International Dividend Strategy Fund Class I....   4,719
International Dividend Strategy Fund Class W....  11,959
Japan Fund Class A..............................  78,562
Japan Fund Class C..............................  28,032
Japan Fund Class W..............................  17,157

   For the year ended September 30, 2017, the amounts recouped by SunAmerica are as follows:

                                                 Amount
                                                 -------
International Dividend Strategy Fund Class A.... $40,494
International Dividend Strategy Fund Class C....   5,363
International Dividend Strategy Fund Class I....   2,967
International Dividend Strategy Fund Class W....   2,257
Japan Fund Class A..............................  23,110
Japan Fund Class C..............................   7,188
Japan Fund Class W..............................   8,245

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)


   At September 30, 2017, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment and expire during the time periods indicated are as follows:

                                                       Other Expenses Reimbursed
                                                 -------------------------------------
                                                 September 30, 2018 September 30, 2019
-                                                ------------------ ------------------
Japan Fund......................................      $61,057            $98,361

                                                  Class Specific Expenses Reimbursed
                                                 -------------------------------------
                                                 September 30, 2018 September 30, 2019
-                                                ------------------ ------------------
International Dividend Strategy Fund Class A....      $    --            $ 7,802
International Dividend Strategy Fund Class C....       17,699             16,366
International Dividend Strategy Fund Class I....        2,197              4,719
International Dividend Strategy Fund Class W....       19,458             11,959
Japan Fund Class A..............................       56,958             78,562
Japan Fund Class C..............................       22,523             28,032
Japan Fund Class W..............................           --              8,912

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class W shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit each Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10% and 0.75%, respectively, of the average daily net assets of the Fund's Class A and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the year ended
   September 30, 2017, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, ACS is paid a fee of 0.25% and 0.15% of average daily net assets of Class I and Class W shares, respectively, in connection with providing administrative and shareholder services to Class I and Class W shareholders. For the year ended September 30, 2017, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the year ended September 30, 2017, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                               Class A                          Class C
                                         --------------------------------------------------- -------------
                                                                                Contingent    Contingent
                                          Sales    Affiliated   Non-affiliated   Deferred      Deferred
                                         Charges Broker-dealers Broker-dealers Sales Charges Sales Charges
                                         ------- -------------- -------------- ------------- -------------
International Dividend Strategy Fund.... $67,812    $13,319        $43,623          $--         $  696
Japan Fund..............................  37,828      1,185         31,760           --          1,269

   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)

   and Trust Company ("State Street"), in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to AFS for services rendered based upon an annual rate of 0.22% of average daily net assets of such Fund. For the year ended September 30, 2017, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate AFS pursuant to the terms of the Service Agreement.

                                                     Expense               Payable at September 30, 2017
                                         -------------------------------- -------------------------------
                                         Class A  Class C Class I Class W Class A Class C Class I Class W
                                         -------- ------- ------- ------- ------- ------- ------- -------
International Dividend Strategy Fund.... $148,444 $30,230  $556   $12,645 $10,793 $2,015    $48   $1,113
Japan Fund..............................   53,606  11,306    --       115   3,766    938     --       29

   At September 30, 2017, the following affiliates owned a percentage of the outstanding shares of the following funds: AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 19% and 12%, respectively, of the International Dividend Strategy Fund and AIG Multi-Asset Allocation Portfolio and AIG Active Allocation Portfolio owned 34% and 16%, respectively, of the Japan Fund.

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended September 30, 2017 were as follows:

                                                         International
                                                       Dividend Strategy
                                                             Fund        Japan Fund
                                                       ----------------- -----------
Purchases (excluding U.S. government securities)......    $19,349,122    $33,848,984
Sales (excluding U.S. government securities)..........     28,238,495     47,334,548
Purchase of U.S. government securities................             --             --
Sales and maturities of U.S. government securities....             --             --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post-October losses, investments in passive foreign investment companies and derivative transactions.

                                                          For the year ended September 30, 2017
                                            ------------------------------------------------------------------
                                                     Distributable Earnings              Tax Distributions
-                                           ----------------------------------------- ------------------------
                                                         Long-term      Unrealized
                                             Ordinary  Gains/Capital   Appreciation    Ordinary    Long-Term
                                              Income   Loss Carryover (Depreciation)*   Income   Capital Gains
-                                           ---------- -------------- --------------- ---------- -------------
International Dividend Strategy Fund....... $  155,134  $(80,030,875)   $9,921,842    $2,928,782      $--
Japan Fund.................................  1,578,427            --     2,602,919       135,227       --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                               Tax Distributions
                                            For the year ended September 30, 2016
                                            -------------------------------------
                                             Ordinary           Long-Term
                                              Income          Capital Gains
                                               ----------     -------------
International Dividend Strategy Fund....... $1,806,126          $     --
Japan Fund.................................    727,465           632,720

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)


   As of September 30, 2017, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                              Capital Loss
                                              Carryforward+       Unlimited+
                                              ------------- -----------------------
                                                  2018          ST          LT
-                                             ------------- ----------- -----------
International Dividend Strategy Fund*........  $19,381,525  $34,226,655 $26,422,695
Japan Fund...................................           --           --          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, a fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. Certain losses may be subject to annual limitations imposed by the Internal Revenue Code. Therefore, it is possible that not all of the capital losses will be available for use. As of September 30, 2017, based on current tax law, the International Dividend Strategy Fund has $0 of capital losses that will not be available for use.

   The Funds indicated below had expired or utilized capital loss carryforwards in the year ended September 30, 2017.

                                         Capital Loss Capital Loss
                                         Carryforward Carryforward
                                           Expired      Utilized
-                                        ------------ ------------
International Dividend Strategy Fund.... $16,578,456   $       --
Japan Fund..............................          --    1,687,151

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2017, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                         Deferred     Deferred
                                           Deferred    Post-October Post-October
                                           Late Year    Short-Term   Long-Term
                                         Ordinary Loss Capital Loss Capital Loss
-                                        ------------- ------------ ------------
International Dividend Strategy Fund....    $30,054     $1,326,922   $(565,452)
Japan Fund..............................         --             --          --

   For the year ended September 30, 2017, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to disposition of passive foreign investment companies' securities, litigation payments, capital gains tax, expired capital loss carryforwards and foreign currency transactions to the components of net assets as follows:

                                            Accumulated       Accumulated
                                         Undistributed Net Undistributed Net
                                         Investment Income   Realized Gain
                                              (Loss)            (Loss)       Capital Paid-in
-                                        ----------------- ----------------- ---------------
International Dividend Strategy Fund....     $ 23,067         $16,555,389     $(16,578,456)
Japan Fund..............................      435,802            (435,802)              --

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at September 30, 2017:

                                              International
                                                Dividend
                                              Strategy Fund  Japan Fund
                                              ------------- -----------
Cost (tax basis).............................  $82,443,147  $26,134,001
                                               ===========  ===========
Appreciation.................................   13,836,811    2,673,551
Depreciation.................................   (3,861,446)     (70,636)
                                               -----------  -----------
Net unrealized appreciation (depreciation)...  $ 9,975,365  $ 2,602,915
                                               ===========  ===========

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)


Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                 International Dividend Strategy Fund
                          --------------------------------------------------
                                                Class A
                          --------------------------------------------------
                                   For the                   For the
                                 year ended                year ended
                             September 30, 2017        September 30, 2016
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold..............  1,256,158  $ 11,745,810   1,699,575  $ 13,897,531
Reinvested dividends.....    241,092     2,227,089     164,428     1,335,978
Shares redeemed.......... (1,841,297)  (16,609,583) (2,838,285)  (23,060,441)
                          ----------  ------------  ----------  ------------
Net increase (decrease)..   (344,047) $ (2,636,684)   (974,282) $ (7,826,932)
                          ==========  ============  ==========  ============
                                                         International Dividend Strategy Fund
                          -------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                  For the                    For the
                                 year ended                year ended               year ended                  year ended
                             September 30, 2017        September 30, 2016       September 30, 2017          September 30, 2016
                          ------------------------  ------------------------  ----------------------      ---------------------
                            Shares       Amount       Shares       Amount       Shares        Amount       Shares      Amount
                          ----------  ------------  ----------  ------------  ---------    -----------    --------  -----------
Shares sold..............    115,788  $    944,316     250,950  $  1,868,884         --    $        --          --  $        --
Reinvested dividends.....     39,818       332,504      26,215       194,988        914          8,541         656        5,394
Shares redeemed..........   (570,527)   (4,650,398) (1,403,335)  (10,378,770)    (3,303)       (28,608)     (5,604)     (44,621)
                          ----------  ------------  ----------  ------------  ---------    -----------    --------  -----------
Net increase (decrease)..   (414,921) $ (3,373,578) (1,126,170) $ (8,314,898)    (2,389)   $   (20,067)     (4,948) $   (39,227)
                          ==========  ============  ==========  ============  =========    ===========    ========  ===========
                                 International Dividend Strategy Fund
                          --------------------------------------------------
                                                Class W
                          --------------------------------------------------
                                   For the                   For the
                                 year ended                year ended
                             September 30, 2017        September 30, 2016
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold..............    268,665  $  2,409,779     125,838  $  1,026,277
Reinvested dividends.....      8,258        76,254       6,288        50,905
Shares redeemed..........   (274,420)   (2,462,897)   (817,838)   (6,680,844)
                          ----------  ------------  ----------  ------------
Net increase (decrease)..      2,503  $     23,136    (685,712) $ (5,603,662)
                          ==========  ============  ==========  ============
                                                                      Japan Fund
                          -------------------------------------------------------------------------------------------------
                                                Class A                                          Class C
                          --------------------------------------------------  ---------------------------------------------
                                   For the                   For the                  For the                    For the
                                 year ended                year ended               year ended                  year ended
                             September 30, 2017        September 30, 2016       September 30, 2017          September 30, 2016
                          ------------------------  ------------------------  ----------------------      ---------------------
                            Shares       Amount       Shares       Amount       Shares        Amount       Shares      Amount
                          ----------  ------------  ----------  ------------  ---------    -----------    --------  -----------
Shares sold..............    387,039  $  3,097,090     916,013  $  6,349,699    113,256    $   877,588     353,794  $ 2,316,573
Reinvested dividends.....     15,982       118,111     123,097       864,144        181          1,271      31,106      208,408
Shares redeemed.......... (1,954,658)  (14,922,789) (1,576,662)  (10,562,614)  (309,948)    (2,263,843)   (686,597)  (4,338,772)
                          ----------  ------------  ----------  ------------  ---------    -----------    --------  -----------
Net increase (decrease).. (1,551,637) $(11,707,588)   (537,552) $ (3,348,771)  (196,511)   $(1,384,984)   (301,697) $(1,813,791)
                          ==========  ============  ==========  ============  =========    ===========    ========  ===========

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)

                            Japan Fund
                          ----------------------
                             Class W+
                          ----------------------
                              For the
                          period April 20, 2017*
                              through
                          September 30, 2017
                          ----------------------
                          Shares      Amount
                          ------      --------
Shares sold.............. 27,941     $226,197
Reinvested dividends.....     --           --
Shares redeemed..........     --           --
                            ------    --------
Net increase (decrease).. 27,941     $226,197
                            ======    ========

Note 7. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of $25,000 on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the year ended September 30, 2017, the following Fund had borrowings:

                                            Days     Interest Average Debt Weighted Average
                                         Outstanding Charges    Utilized       Interest
                                         ----------- -------- ------------ ----------------
International Dividend Strategy Fund....     55       $1,253   $  407,284        2.11%
Japan Fund..............................      6          387    1,308,468        1.79

   At September 30, 2017, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

   For the year ended September 30, 2017, the Funds did not participate in this program.

Note 9. Investment Concentration

   The Funds invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, because the Japan Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. These risks are primary risks of the Japan Fund.

--------
+  See Note 1
*  Commencement of operations

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2017 -- (continued)

Note 10. Security Transactions with Affiliated Portfolios

   The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

   For the year ended September 30, 2017, the following Fund engaged in security transactions with affiliated funds:

             Cost of   Proceeds   Realized
Fund        Purchases from Sales Gain/(Loss)
----        --------- ---------- -----------
Japan Fund.  $90,758     $--         $--

        SunAmerica Equity Funds
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of the SunAmerica Equity Funds and Shareholders of the AIG International Dividend Strategy Fund and AIG Japan Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the AIG International Dividend Strategy Fund (formerly SunAmerica International Dividend Strategy Fund) and AIG Japan Fund (formerly SunAmerica Japan Fund) (two funds constituting the SunAmerica Equity Funds, hereafter referred to as the "Trust") as of September 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
November 28, 2017

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreement

The Board of Trustees (the "Board," the members of which are referred to as "Trustees") of SunAmerica Equity Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica") or Wellington Management Company LLP (the "Subadviser"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2018 at an in-person meeting held on June 6-7, 2017 (the "Meeting"). The Trust currently consists of the following two separate Funds:
AIG International Dividend Strategy Fund ("International Dividend Strategy Fund") and the AIG Japan Fund ("Japan Fund"). At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and the Subadviser with respect to the Japan Fund for a one-year period ending June 30, 2018 (the "Subadvisory Agreement," and together with the Advisory Agreement, the "Agreements").

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadviser provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included, among other things: (a) a summary of the services provided to the Funds by SunAmerica and its affiliates, and by the Subadviser;
(b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadviser with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and the Subadviser's risk management processes;
(g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadviser, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadviser. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadviser. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)


The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2017, SunAmerica managed, advised and/or administered approximately $83.9 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by the Subadviser with respect to the Japan Fund. The Board observed that the Subadviser is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Japan Fund, subject to the oversight and review of SunAmerica. The Board reviewed the Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds and other key personnel of the Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadviser, that the Subadviser:
(i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered the Subadviser's code of ethics and its risk management processes. The Board further observed that the Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectuses. The Board also reviewed the Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadviser from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services provided by the Subadviser under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadviser with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Groups and Peer Universes.

The Board noted that performance information was for the periods ended March
31, 2017. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

International Dividend Strategy Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-year period, and below the medians of its Peer Group and Peer Universe three- and five-year periods and that the Fund outperformed its Broadridge Index for the one-year period and underperformed its Broadridge Index for the three-year period (Broadridge returns were not available for the five-year period). The Board noted management's discussion of the Fund's performance, noting the improvement of the Fund's performance over the latest one-year period. The Board concluded that the Fund's overall performance was satisfactory.

Japan Fund. The Board considered that the Fund's performance was above the median of its Peer Group for the one-, three- and five-year periods and above the median of its Peer Universe for the one-year period and below the median of its Peer Universe for the three- and five-year periods. The Board also considered that the Fund outperformed its Broadridge Index for the one-year period and underperformed its Broadridge Index for the three- and five-year periods. The Board noted management's discussion of the Fund's performance, noting the improvement of the Fund's performance over the latest one-year period. The Board concluded that the Fund's overall performance was satisfactory.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)


Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadviser and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees paid by SunAmerica to the Subadviser pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadviser or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Funds. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the Fund's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Fund. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadviser pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Fund's Peer Group and/or Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fee. The Board noted that the Peer Group/Universe information as a whole was useful in assessing whether the Subadviser was providing services at a cost that was competitive with other, similar funds. The Trustees also considered that the subadvisory fee is paid by SunAmerica out of its management fee and not by the Japan Fund, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fee which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadviser, respectively.

The Board also considered fees received by the Subadviser with respect to other mutual funds and accounts with similar investment strategies to the Japan Fund for which it serves as subadviser, to the extent applicable. The Board noted in particular that the similar accounts identified by the Subadviser were institutional separate accounts, and the Subadviser highlighted certain differences between these separate accounts and the Fund, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to the Subadviser was reasonable as compared to fees the Subadviser receives for other accounts for which it serves as subadviser.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)


International Dividend Strategy Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board also took into account management's discussion of the Fund's expenses.

Japan Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board took into account management's discussion of the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from their relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursement agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadviser, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreements, and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica, the Subadviser and their affiliates received any indirect benefits from the relationship with the Funds. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial reports from the Subadviser and considered whether the Subadviser had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadviser had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fees and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of one or more classes of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board did not review specific information regarding whether there have been economies of scale with respect to the Subadviser's management of the Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadviser's brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadviser are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party that include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadviser derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadviser in return for allocating brokerage.

        SunAmerica Equity Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2017 -- (unaudited) (continued)


Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2018. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2017 -- (unaudited)

The following table contains basic information regarding the Trustees and Officers that oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                    Number of
                                      Term of                                     Portfolios in
        Name,           Position    Office and                                    Fund Complex
     Address and        Held With    Length of         Principal Occupations       Overseen by       Other Directorships
         Age*            Trust     Time Served(1)      During Past 5 Years         Trustee(2)         Held by Trustee(3)
----------------------- ---------  --------------  ------------------------------ ------------- -------------------------------
Disinterested Trustees

Dr. Judith L. Craven    Trustee    2001-present    Retired.                            78       Director, Sysco Corp. (1996
Age: 71                                                                                         to present); Director, Luby's,
                                                                                                Inc. (1998 to present).

William F. Devin        Trustee    2001-present    Retired.                            78       None
Age: 78

Richard W. Grant        Trustee    2011-present    Retired. Prior to that,             29       None
Age: 71                 Chairman                   Attorney and partner at
                        of the                     Morgan Lewis & Bockius
                        Board                      LLP (1989 to 2011).

Stephen J. Gutman       Trustee    1985-present    Vice President and Associate        29       None
Age: 74                                            Broker, Corcoran Group (real
                                                   estate) (2002 to present);
                                                   President and Member of
                                                   Managing Directors, Beau
                                                   Brummell Soho LLC
                                                   (licensing of menswear
                                                   specialty retailing and other
                                                   activities) (1995 to 2009).
                                                   President, SJG Marketing
                                                   Inc. (2009 to present).

Interested Trustees

Peter A. Harbeck(4)     Trustee    1995-present    President, CEO and Director,        148      None
Age: 63                                            SunAmerica. (1995 to
                                                   present); Director, AIG
                                                   Capital Services, Inc.
                                                   ("ACS") (1993 to present).

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2017 -- (unaudited) (continued)

                                                                                Number of
                                   Term of                                    Portfolios in
      Name,          Position    Office and                                   Fund Complex
    Address and      Held With    Length of        Principal Occupations       Overseen by  Other Directorships
       Age*           Trust     Time Served(1)      During Past 5 Years        Officer(2)   Held by Officer(3)
-------------------- ---------- --------------  ----------------------------- ------------- -------------------
Officers

John T. Genoy        President  2007-present    Chief Financial Officer,           N/A      N/A
Age: 49                                         SunAmerica (2002 to
                                                present); Senior Vice
                                                President, SunAmerica (2003
                                                to present); Chief Operating
                                                Officer, SunAmerica
                                                (2006 to present).

Gregory N. Bressler  Secretary  2005-present    Senior Vice President and          N/A      N/A
Age: 51                                         General Counsel,
                                                SunAmerica (2005 to
                                                present).

Kathleen Fuentes     Chief      2013-present    Vice President and Deputy          N/A      N/A
Age: 48              Legal                      General Counsel,
                     Officer                    SunAmerica (2006 to
                     and                        present).
                     Assistant
                     Secretary

James Nichols        Vice       2006-present    Director, President and CEO,       N/A      N/A
Age: 51              President                  ACS (2006 to present);
                                                Senior Vice President,
                                                SunAmerica (2002 to
                                                present).

Kara Murphy          Vice       2014-present    Chief Investment Officer,          N/A      N/A
Age: 44              President                  SunAmerica (2013 to
                                                present).

Gregory R. Kingston  Treasurer  2014-present    Vice President and Head of         N/A      N/A
Age: 51                                         Mutual Fund Administration,
                                                SunAmerica (2014 to
                                                present).

Shawn Parry          Vice       2005-present    Vice President (2014 to            N/A      N/A
Age: 45              President                  present) and Assistant Vice
                     and                        President, SunAmerica (2005
                     Assistant                  to 2014).
                     Treasurer

Donna McManus        Vice       2014-present    Vice President, SunAmerica         N/A      N/A
Age: 56              President                  (2014 to present); Managing
                     and                        Director, BNY Mellon (2009
                     Assistant                  to 2014).
                     Treasurer

        SunAmerica Equity Funds
        TRUSTEE AND OFFICER INFORMATION -- September 30, 2017 -- (unaudited) (continued)

                                                                                   Number of
                                     Term of                                     Portfolios in
       Name,           Position    Office and                                    Fund Complex
    Address and       Held With     Length of         Principal Occupations       Overseen by  Other Directorships
        Age*            Trust     Time Served(1)      During Past 5 Years         Officer(2)   Held by Officer(3)
--------------------- ----------- --------------  ------------------------------ ------------- -------------------

Christopher C. Joe    Chief       2017 to         Chief Compliance Officer,           N/A      N/A
Age: 47               Compliance  Present         AIG Funds, Anchor Series
                      Officer                     Trust, Seasons Series Trust,
                                                  SunAmerica Series Trust,
                                                  VALIC Company I and
                                                  VALIC Company II (2017-
                                                  Present); Chief Compliance
                                                  Officer, VALIC Retirement
                                                  Services Company (2017-
                                                  Present); Chief Compliance
                                                  Officer, Invesco PowerShares
                                                  (2012-2017); Chief
                                                  Compliance Officer, Invesco
                                                  Investment Advisers, LLC
                                                  (2010-2013); U.S.
                                                  Compliance Director,
                                                  Invesco Ltd. (2006-2014);
                                                  Deputy Chief Compliance
                                                  Officer, Invesco Advisers,
                                                  LLC (2014-2015).

Matthew J. Hackethal  Anti-       2006-present    Acting Chief Compliance             N/A      N/A
Age: 45               Money                       Officer (2016 to 2017); Chief
                      Laundering                  Compliance Officer (2006 to
                      Compliance                  present) and Vice President,
                      Officer                     SunAmerica (2011 to
                                                  present).

--------
* The business address for each Trustee is Harborside 5,185 Hudson Street, Suite 3300 Jersey City, NJ 07311.
(1)Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Trust (2 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (50 portfolios), VALIC Company I
   (34 portfolios), VALIC Company II (15 funds), Seasons Series Trust (20 portfolios) and SunAmerica Specialty Series (8 portfolios).
(3)Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(4)Mr. Harbeck is considered to be an Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SunAmerica Equity Funds
        SHAREHOLDER TAX INFORMATION -- (unaudited)

Certain tax information regarding the SunAmerica Equity Funds is required to be provided to the shareholders based upon each Fund's income and capital gain distributions for the taxable year ended September 30, 2017. The information and capital gain distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. The information necessary to complete your tax returns will be included with your Form 1099-DIV to be received under separate cover in early 2018.

During the year ended September 30, 2017, the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                             Net Long-   Qualifying % for the
                                               Term         70% Dividends
  Fund                                     Capital Gains Received Deductions
  ----                                     ------------- --------------------
  International Dividend Strategy Class A.      $--              --  %
  International Dividend Strategy Class C.       --               --
  International Dividend Strategy Class I.       --               --
  International Dividend Strategy Class W.       --               --
  Japan Class A...........................       --               --
  Japan Class C...........................       --               --
  Japan Class W...........................       --               --

The International Dividend Strategy Fund and Japan Fund intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended September 30, 2017 was $287,900 and $66,306, respectively. The gross foreign source income for the information reporting is $5,000,501 and $541,167, respectively.

For the year ended September 30, 2017, certain dividends paid by the following funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                  Fund                               Income
                  ----                             ----------
                  International Dividend Strategy. $2,928,782
                  Japan...........................    135,227

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDICES -- (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the SunAmerica Equity Funds' portfolios to a similar investment in an index. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Equity Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG International Dividend Strategy Fund

The AIG International Dividend Strategy Fund Class A shares returned 14.11% (before maximum sales charge) for the 12-month period ended September 30, 2017. While posting double-digit absolute returns, the Fund underperformed its benchmark, the MSCI ACWI ex-U.S. (Net),/*/ which returned 19.61% during the same period./**/ The Fund's holdings had an average dividend yield as of September 30, 2017 of 4.17% compared to a 2.82% average dividend yield for the constituents of the MSCI ACWI ex-U.S. (Net).

In terms of regional factors, the Fund's relative results were dampened by stock selection among South Korean, Brazilian, and Australian companies. Positioning in Israel, which was the weakest component of the MSCI ACWI ex-U.S.
(Net) during the annual period, also detracted. These detractors were partially offset by positioning in the U.K., Turkey and Japan, which contributed positively.

From a sector perspective, the primary driver of underperformance during the annual period was having an underweight selection to and stock selection in the strongly performing Financials sector. Having an overweight to Information Technology was beneficial but was more than offset by security selection within the sector, which detracted. Stock selection among Consumer Staples, Consumer Discretionary and Utilities companies further hindered the Fund's relative results as did an overweight to the relatively weak Telecommunication Services sector. Such detractors were only partially offset by the positive contribution made by having an underweight to the lagging Health Care sector and by effective stock selection in Industrials, Energy, Telecommunication Services and Materials.

The top individual detractors from Fund performance during the annual period were Brazilian meat processor JBS S.A., South Korean utilities company Korea Electric Power Corp., Australian telecommunications provider Telstra Corp. Ltd., Israel-based global pharmaceuticals company Teva Pharmaceutical Industries Ltd. and French consumer staples retailer Carrefour SA. Individual stock holdings that contributed the most to the Fund's relative performance during the annual period were Turkish petroleum refiner Tupras Turkiye Petrol Rafinerileri A.S., U.K. residential housing unit developer and builder Persimmon PLC, U.K. low-cost passenger airline easyJet PLC, German specialty fertilizer and salts manufacturer K+S AG and German mail and parcel delivery provider Deutsche Post AG.

--------
Past performance is no guarantee of future results.

When investing internationally, the value of an investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. Also, while the Fund seeks to invest in a wide range of countries, volatility in a single country or region in which the Fund invests a significant portion of its assets may affect performance. In addition, the markets of emerging market countries are typically more volatile and potentially less liquid than more developed markets. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

The Fund employs a Disciplined Strategy and will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Fund is committed to a strategy that is unsuccessful, the Fund will not meet its investment goal. Because the Fund will not use certain techniques available to other mutual funds to reduce stock market exposure, the Fund may be more susceptible to general market declines than other mutual funds.

*The MSCI ACWI (All Country World Index) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly into an index.
**All market returns are expressed in U.S. dollar terms unless specified otherwise.

The Fund's holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG International Dividend Strategy Fund Class A shares would be valued at $6,103. The same amount invested in securities mirroring the performance of the MSCI ACWI ex-U.S. (Net) would be valued at $11,351.

   Date           AIG International Dividend         MSCI ACWI ex-U.S. (Net)**
                       Strategy Class A#
----------        --------------------------         -------------------------
9/30/2007                  10000                               9424
10/31/2007                 10556.99                           10029
11/30/2007                 10080.2                             9467
12/31/2007                 9933.59                             9414
1/31/2008                  8970.88                             8369
2/29/2008                  9227.9                              8551
3/31/2008                  9025.14                             8483
4/30/2008                  9571.42                             9071
5/31/2008                  9723.04                             9243
6/30/2008                  8923.91                             8561
7/31/2008                  8602.56                             8135
8/31/2008                  8199.97                             7646
9/30/2008                  6968.24                             6470
10/31/2008                 5433.91                             4931
11/30/2008                 5119.61                             4619
12/31/2008                 5411.3                              4776
1/31/2009                  4933.07                             4290
2/28/2009                  4472.69                             3937
3/31/2009                  4831.69                             4167
4/30/2009                  5490.11                             4648
5/31/2009                  6233.39                             5354
6/30/2009                  6164.75                             5274
7/31/2009                  6767.52                             5723
8/31/2009                  7017.99                             5835
9/30/2009                  7378.42                             6194
10/31/2009                 7287.01                             6049
11/30/2009                 7495.87                             6333
12/31/2009                 7654.19                             6528
1/31/2010                  7280.12                             6066
2/28/2010                  7280.17                             6119
3/31/2010                  7775.41                             6576
4/30/2010                  7707.01                             6410
5/31/2010                  6895.93                             5668
6/30/2010                  6807.44                             5474
7/31/2010                  7422.17                             5942
8/31/2010                  7218.27                             5748
9/30/2010                  7936.31                             6367
10/31/2010                 8206.67                             6662
11/30/2010                 7889.98                             6334
12/31/2010                 8507.83                             6819
1/31/2011                  8591.55                             6894
2/28/2011                  8817.87                             7045
3/31/2011                  8797.58                             7077
4/30/2011                  9227.4                              7405
5/31/2011                  8961.26                             7217
6/30/2011                  8831.26                             7088
7/31/2011                  8710.74                             6991
8/31/2011                  7964.28                             6281
9/30/2011                  7078.25                             5528
10/31/2011                 7823.87                             6034
11/30/2011                 7424.6                              5846
12/31/2011                 7341.62                             5690
1/31/2012                  7839.69                             6132
2/29/2012                  8280.12                             6405
3/31/2012                  8166.24                             6361
4/30/2012                  8037.49                             6323
5/31/2012                  7124.77                             5608
6/30/2012                  7544.97                             5821
7/31/2012                  7651.56                             5668
8/31/2012                  7811.57                             5821
9/30/2012                  8103.4                              6013
10/31/2012                 8134.9                              5919
11/30/2012                 8289.94                             5936
12/31/2012                 8577.22                             6321
1/31/2013                  8925.94                             6517
2/28/2013                  8831.51                             6394
3/31/2013                  8849.17                             6186
4/30/2013                  9174.43                             6349
5/31/2013                  8962.2                              6058
6/30/2013                  8573.55                             5770
7/31/2013                  8949.01                             6066
8/31/2013                  8825.56                             6083
9/30/2013                  9438.69                             6568
10/31/2013                 9785.29                             6707
11/30/2013                 9802.05                             6620
12/31/2013                 9888.5                              6653
1/31/2014                  9439.09                             6310
2/28/2014                  9913.25                             6594
3/31/2014                  9938.7                              6827
4/30/2014                  10069.93                            7053
5/31/2014                  10265.7                             7123
6/30/2014                  10438.45                            7392
7/31/2014                  10334.59                            7156
8/31/2014                  10391.88                            7362
9/30/2014                  9888.8                              6713
10/31/2014                 9790.89                             6458
11/30/2014                 9861.72                             6328
12/31/2014                 9506.15                             5851
1/31/2015                  9492.06                             5720
2/28/2015                  9999.55                             5958
3/31/2015                  9837.91                             5792
4/30/2015                  10334.89                            6232
5/31/2015                  10173.55                            5982
6/30/2015                  9889.69                             5825
7/31/2015                  9862.22                             5584
8/31/2015                  9108.42                             5156
9/30/2015                  8686.09                             4884
10/31/2015                 9332.7                              5200
11/30/2015                 9140.06                             5024
12/31/2015                 8967.9                              4871
1/31/2016                  8357.89                             4555
2/29/2016                  8262.37                             4561
3/31/2016                  8934.18                             5023
4/30/2016                  9169.27                             5114
5/31/2016                  9014.53                             4859
6/30/2016                  8876.59                             4960
7/31/2016                  9315.59                             5273
8/31/2016                  9374.51                             5298
9/30/2016                  9490.08                             5348
10/31/2016                 9353.63                             5261
11/30/2016                 9137.28                             5088
12/31/2016                 9371.04                             5243
1/31/2017                  9703                                5387
2/28/2017                  9857.7                              5480
3/31/2017                  10107.63                            5680
4/30/2017                  10323.98                            5849
5/31/2017                  10659.02                            6036
6/30/2017                  10692.1                             5982
7/31/2017                  11086.21                            6101
8/31/2017                  11144.19                            6057
9/30/2017                  11351.06                            6103



                        Class A           Class C++           Class I            Class W
                   ------------------ ------------------ ------------------ ------------------
AIG International  Average            Average            Average            Average
Dividend Strategy  Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund#         Return   Return+   Return   Return+   Return   Return+   Return   Return+
-----------------  ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return       7.51%    14.11%   12.40%    13.40%   14.28%    14.28%   14.33%    14.33%
----------------------------------------------------------------------------------------------
5 Year Return      -0.89%     1.49%   -0.34%    -1.71%    0.46%     2.31%    N/A       N/A
----------------------------------------------------------------------------------------------
10 Year Return     -4.82%   -35.24%   -4.88%   -39.38%   -4.15%   -34.52%    N/A       N/A
----------------------------------------------------------------------------------------------
Since Inception*    0.35%    14.04%   -0.06%    -1.18%    2.32%    43.97%    1.92%     5.20%
----------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*  Inception date: Class A: 11/19/96; Class C: 03/06/97; Class I: 11/16/01;
   Class W: 01/29/15.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the average annual returns in the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.
++ Effective February 23, 2004, Class II shares were redesignated as Class C shares.

For the 12 month period ended September 30, 2017, the AIG International Dividend Strategy Class A returned 7.51% compared to 19.61% for the MSCI ACWI ex-U.S. Index (Net). (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com.

** The MSCI ACWI (All Country World Index) ex-U.S. (Net) is a free float-adjusted market capitalization-weighted index designed to provide a broad measure of the global equity market performance of 45 developed and emerging markets throughout the world, excluding the U.S. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly into an index.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

AIG Japan Fund

The AIG Japan Fund Class A shares returned 19.69% (before maximum sales charge) for the 12-month period ended September 30, 2017. The Fund outperformed its benchmark, the MSCI Japan Index (Net),/*/ which returned 14.09% during the same period.

On an absolute level, overall economic growth in Japan and improvement in its manufacturing sector helped fuel a corporate earnings recovery and positive earnings revisions at the market level. In turn, these improving fundamentals reignited positive interest in Japanese equities after weakening sentiment as a result of the economic slowdown in 2016. As a result, this has been a strong environment for companies with attractive valuations and has helped lift expectations for further corporate earnings growth, multiple expansions, and re-ratings for Japanese equities.

The Fund's relative outperformance during the annual period was driven primarily by security selection. Effective stock selection in the Consumer Discretionary sector contributed most positively, followed by Industrials, Materials, Consumer Staples and Health Care. Individual security selection was weakest in the Information Technology sector, followed by Energy and Telecommunication Services.

Sector allocation, a residual of our bottom-up stock selection process, also contributed positively to the Fund's relative results. Overweighted allocations to Information Technology and Materials and an underweighted allocation to Health Care boosted relative results, only partially offset by underweighted exposures to Financials and Industrials, which detracted. Having an allocation to cash, albeit modest, during a rally in when the Japanese equity markets also detracted from relative results.

The top individual contributors to Fund performance during the annual period were Toyo Tire & Rubber Co. Ltd., the fourth-largest tire maker in Japan; Minebea Mitsumi Inc., a ball bearings manufacturer; Fujitsu Ltd., a semiconductor, computer and communications equipment manufacturer; Kyudenko Corp., an engineering and construction services company; and Sumitomo Chemical Co. Ltd., a chemical products manufacturer. The individual stocks that detracted from Fund performance most during the annual period were Nippon Telegraph & Telephone Corp., a telecommunications company; Leopalace21 Corp., a diversified leasing and construction business; NGK Insulators Ltd., an automotive parts manufacturer; and Nippon Television Holdings, Inc., a media company. Not owning a position in electrical equipment manufacturer Keyence Corp., which significantly outperformed the MSCI Japan Index (Net) during the annual period, also hurt.

--------
Past performance is no guarantee of future results.

When investing internationally, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. In addition, the Fund's performance may be affected by the broader Asian region, which includes emerging markets. Emerging markets are typically more volatile than more developed markets. Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

Because the Fund concentrates its investments in Japan, the Fund's performance is expected to be closely tied to social, political and economic conditions of that country. As a result, the Fund is likely to be more volatile than more geographically diverse international funds.

*The MSCI Japan Index (Net) is a free-float adjusted market capitalization-weighted index that is designed to track the equity market performance of Japanese securities listed on the Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly into an index.

The Fund is actively managed and its holdings are subject to change. Accordingly, securities listed may or may not be a part of current portfolio construction.

        SunAmerica Equity Funds
        COMPARISONS: FUNDS vs. INDICES -- (unaudited) (continued)

Over the past ten years, $10,000 invested in AIG Japan Fund Class A shares would be valued at $9,766. The same amount invested in securities mirroring the performance of the MSCI Japan Index (Net) would be valued at $11,825.

  Date            AIG Japan Class A#    MSCI Japan Index (Net)
-------           ------------------    ----------------------
9/30/2007               10000                   9428
10/31/2007              9962                    9811
11/30/2007              9779                    9030
12/31/2007              9392                    8672
1/31/2008               8963                    7746
2/29/2008               9025                    7943
3/31/2008               8659                    8018
4/30/2008               9288                    8182
5/31/2008               9521                    8413
6/30/2008               8872                    7807
7/31/2008               8570                    7317
8/31/2008               8229                    6759
9/30/2008               7307                    5677
10/31/2008              6227                    4207
11/30/2008              6149                    4030
12/31/2008              6649                    4296
1/31/2009               6197                    4071
2/28/2009               5429                    3731
3/31/2009               5543                    3847
4/30/2009               6077                    4133
5/31/2009               6703                    4691
6/30/2009               6821                    4752
7/31/2009               7113                    5201
8/31/2009               7393                    5344
9/30/2009               7265                    5678
10/31/2009              7083                    5610
11/30/2009              7010                    5746
12/31/2009              7064                    5810
1/31/2010               7199                    5669
2/28/2010               7279                    5648
3/31/2010               7643                    5937
4/30/2010               7631                    6057
5/31/2010               7014                    5387
6/30/2010               6873                    5401
7/31/2010               7118                    5937
8/31/2010               6955                    5768
9/30/2010               7273                    6417
10/31/2010              7422                    6664
11/30/2010              7578                    6480
12/31/2010              8155                    7031
1/31/2011               8165                    6966
2/28/2011               8538                    7067
3/31/2011               7753                    7118
4/30/2011               7782                    7437
5/31/2011               7655                    7263
6/30/2011               7767                    7176
7/31/2011               8042                    7075
8/31/2011               7388                    6343
9/30/2011               7267                    5603
10/31/2011              7249                    5980
11/30/2011              6929                    5821
12/31/2011              6986                    5681
1/31/2012               7302                    5938
2/29/2012               7671                    6106
3/31/2012               7773                    6177
4/30/2012               7525                    6124
5/31/2012               6853                    5388
6/30/2012               7206                    5707
7/31/2012               7034                    5627
8/31/2012               6982                    5690
9/30/2012               7145                    5681
10/31/2012              7011                    5619
11/30/2012              7178                    5734
12/31/2012              7558                    5896
1/31/2013               7835                    6114
2/28/2013               8044                    6214
3/31/2013               8437                    6477
4/30/2013               9177                    7059
5/31/2013               8657                    6605
6/30/2013               8808                    6923
7/31/2013               8862                    6968
8/31/2013               8671                    6804
9/30/2013               9395                    7359
10/31/2013              9395                    7422
11/30/2013              9535                    7513
12/31/2013              9611                    7543
1/31/2014               9240                    7283
2/28/2014               9190                    7453
3/31/2014               9072                    7393
4/30/2014               8838                    7293
5/31/2014               9195                    7523
6/30/2014               9676                    7962
7/31/2014               9732                    7862
8/31/2014               9521                    7732
9/30/2014               9453                    7712
10/31/2014              9330                    7732
11/30/2014              9358                    7483
12/31/2014              9224                    7334
1/31/2015               9440                    7498
2/28/2015               10012                   7967
3/31/2015               10166                   8088
4/30/2015               10526                   8514
5/31/2015               10663                   8569
6/30/2015               10480                   8427
7/31/2015               10530                   8448
8/31/2015               9918                    7902
9/30/2015               9243                    7334
10/31/2015              10176                   8066
11/30/2015              10074                   8153
12/31/2015              10107                   7878
1/31/2016               9275                    7461
2/29/2016               9021                    6897
3/31/2016               9448                    7145
4/30/2016               9887                    7156
5/31/2016               9784                    7461
6/30/2016               9543                    7202
7/31/2016               10162                   7697
8/31/2016               10201                   7934
9/30/2016               10364                   8159
10/31/2016              10501                   8295
11/30/2016              10247                   7945
12/31/2016              10347                   8089
1/31/2017               10732                   8384
2/28/2017               10852                   8746
3/31/2017               10812                   8848
4/30/2017               10925                   8905
5/31/2017               11254                   9177
6/30/2017               11373                   9336
7/31/2017               11604                   9619
8/31/2017               11598                   9573
9/30/2017               11825                   9766

                       Class A            Class C            Class W
                  ------------------ ------------------ ------------------
      AIG         Average            Average            Average
     Japan        Annual  Cumulative Annual  Cumulative Annual  Cumulative
     Fund#        Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     12.83%    19.69%   17.96%    18.96%     N/A        N/A
--------------------------------------------------------------------------
5 Year Return     10.14%    71.92%   10.70%    66.20%     N/A        N/A
--------------------------------------------------------------------------
10 Year Return    -0.24%     3.59%   -0.30%    -3.01%     N/A        N/A
--------------------------------------------------------------------------
Since Inception*  0 .79%    16.02%    0.65%     7.62%     N/A     11.79%
--------------------------------------------------------------------------

+Cumulative returns do not include sales load. If sales load had been included, the return would have been lower.
*Inception date: Class A and Class C: 05/02/06; Class W: 04/20/17.
#For the purposes of the graph, it has been assumed that the maximum sales charge of 5.75% of offering price, was deducted from the initial $10,000 investment in the Fund. For purposes of the average annual returns in the table, it has been assumed that the maximum sales charge with respect to the Class A shares was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares have been deducted, as applicable.

For the 12 month period ended September 30, 2017, the AIG Japan Class A returned 12.83% compared to 14.09% for the MSCI Japan Index (Net). (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 5.75% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. The fund's daily net assets values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com.

@ The MSCI Japan Index (Net) is a free-float adjusted market capitalization weighted index that is designed to track the equity market performance of Japanese securities listed on the Tokyo Stock Exchange, Osaka Stock Exchange, JASDAQ and Nagoya Stock Exchange. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Indices are not managed and an investor cannot invest directly into an index.

AIG Funds

Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

Trustees                   VOTING PROXIES ON TRUST    DELIVERY OF SHAREHOLDER
 Richard W. Grant          PORTFOLIO SECURITIES       DOCUMENTS
 Peter A. Harbeck          A description of the       The Funds have adopted a
 Dr. Judith L. Craven      policies and proce-dures   policy that allows them
 William F. Devin          that the Trust uses to     to send only one copy of
 Stephen J. Gutman         determine how to vote      a Fund's prospectus,
Officers                   proxies relating to        proxy material, annual
 John T. Genoy, President  secu-rities held in a      report and semi-annual
   and Chief Executive     Fund's portfolio which is  report (the "shareholder
   Officer                 available in the Trust's   documents") to
 Kara Murphy, Vice         Statement of Additional    shareholders with
   President               Information, may be        multiple accounts
 James Nichols, Vice       ob-tained without charge   residing at the same
   President               upon request, by calling   "household." This
 Gregory N. Bressler,      (800) 858-8850. This       practice is called
   Secretary               in-formation is also       householding and reduces
 Christopher C. Joe,       available from the EDGAR   Fund expenses, which
   Chief Compliance        database on the U.S.       benefits you and other
   Officer                 Secu-rities and Exchange   shareholders. Unless the
 Gregory R. Kingston,      Commission's website at    Funds receive
   Treasurer               http://www.sec.gov.        instructions to the
 Shawn Parry, Vice         PROXY VOTING RECORD ON     con-trary, you will only
   President and           SUNAMERICA EQUITY FUNDS    receive one copy of the
   Assistant Treasurer     Information regarding how  shareholder documents.
 Donna McManus, Vice       SunAmer-ica Equity Funds   The Funds will continue
   President and           voted proxies relating to  to household the
   Assistant Treasurer     securities held in         share-holder documents
 Kathleen Fuentes, Chief   SunAmerica Equity Funds    indefinitely, until we
   Legal Officer and       during the most recent     are instructed otherwise.
   Assistant Secretary     twelve month period ended  If you do not wish to
 Matthew J. Hackethal,     June 30 is avail-able,     participate in
   Anti-Money Laundering   once filed with the U.S.   householding, please
   Compliance Officer      Securities and Exchange    contact Shareholder
Investment Adviser         Commission, without        Services at (800)
 SunAmerica Asset          charge, upon request, by   858-8850 ext. 6010 or
   Management, LLC         calling (800) 858-8850 or  send a written request
 Harborside 5              on the U.S. Securities     with your name, the name
 185 Hudson Street, Suite  and Exchange Commission's  of your fund(s) and your
   3300                    website at                 account number(s) to
 Jersey City, NJ 07311     http://www.sec.gov.        SunAmerica Mutual Funds
Distributor                DISCLOSURE OF QUARTERLY    c/o BFDS, P.O. Box
 AIG Capital Services,     PORTFOLIO HOLDINGS         219186, Kansas City MO,
   Inc.                    The Trust is required to   64121-9186. We will
 Harborside 5              file its com-plete         resume individual
 185 Hudson Street, Suite  schedule of portfolio      mailings for your account
   3300                    holdings with the U.S.     within thirty (30) days
 Jersey City, NJ 07311     Securities and Exchange    of receipt of your
Shareholder Servicing      Commission for its first   request.
Agent                      and third fiscal quarters  This report is submitted
 AIG Fund Services, Inc.   on Form N-Q. The Trust's   solely for the general
 Harborside 5              Forms N-Q are available    information of
 185 Hudson Street, Suite  on the U.S. Securities     shareholders of the
   3300                    and Exchange Commission's  Funds. Distribution of
 Jersey City, NJ 07311     website at                 this report to persons
Custodian and Transfer     http://www.sec.gov. You    other than shareholders
Agent                      can also review and        of the Funds is
 State Street Bank and     obtain copies of the       authorized only in
   Trust Company           Forms N-Q at the U.S.      con-nection with a
 P.O. Box 5607             Securities and Exchange    currently effective
 Boston, MA 02110          Commission's Public        pro-spectus, setting
                           Refer-ence Room in         forth details of the
                           Washington, DC             Funds, which must precede
                           (information on the        or accom-pany this report.
                           operation of Pub-lic
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]



Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.

Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

EQANN - 9/17


[LOGO]

Item 2.  Code of Ethics

         The SunAmerica Equity Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code"). During the fiscal year ended September 30, 2017, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant's Principal Executive and Principal Accounting Officers (the "Covered Officers"). During the fiscal year ended September 30, 2017, however, there were reportable amendments to the Code that apply to the Covered Officers, and that relate to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. In particular, the Code has been amended to provide an enhanced description of the Covered Officers' responsibilities, which include a responsibility to observe the ethical principles contained in the Code.

Item 3.  Audit Committee Financial Expert.

         Currently, the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert," as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that the members of the Audit Committee have substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the registrant's financial statements, supervise the registrant's preparation of its financial statements, and oversee the work of the registrant's independent auditors.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                                2016        2017
         (a) Audit Fees ....................$  109,185   $  112,460
         (b) Audit-Related Fees ............$        0   $        0
         (c) Tax Fees ......................$        0   $        0
         (d) All Other Fees ................$        0   $        0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                2016              2017
         (b) Audit-Related Fees ............$         0       $         0
         (c) Tax Fees ......................$         0       $         0
         (d) All Other Fees ................$         0       $         0

    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2016 and 2017 were $0 and $0, respectively.

    (h)  Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: December 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------
    John T. Genoy
    President

Date: December 7, 2017

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: December 7, 2017

                                                  Exhibit 99.406.Code of Ethics

                              ANCHOR SERIES TRUST
                            SUNAMERICA EQUITY FUNDS
                            SUNAMERICA INCOME FUNDS
                      SUNAMERICA MONEY MARKET FUNDS, INC.
                  SUNAMERICA SENIOR FLOATING RATE FUND, INC.
                            SUNAMERICA SERIES, INC.
                          SUNAMERICA SPECIALTY SERIES
                          (collectively, the "Funds")

                    CODE OF ETHICS FOR PRINCIPAL EXECUTIVE
                       AND PRINCIPAL ACCOUNTING OFFICERS

I.  Introduction

       The Boards of Directors/Trustees of the Funds (the "Boards") have adopted this Code of Ethics (this "Code") pursuant to Section 406 of the Sarbanes-Oxley Act applicable to the Funds' Principal Executive Officer and Principal Accounting Officer (the "Covered Officers" as set forth in Exhibit A) for the purpose of deterring wrongdoing and promoting:

    . Honest and ethical conduct, including the ethical handling of conflicts of interest between personal and professional relationships;

    .  Full, fair, accurate, timely and understandable disclosure;

    .  Compliance with applicable laws and governmental rules and regulations;

    . The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

    .  Accountability for adherence to the Code.

       Each Covered Officer must comply with applicable law. Each Covered Officer also has a responsibility to conduct himself or herself in an honest and ethical manner and to adhere to a high standard of business ethics. Each Covered Officer has leadership responsibilities that include promoting a culture of high ethical standards and a commitment to compliance, maintaining a work environment that encourages the internal reporting of compliance concerns and promptly addressing compliance concerns. Each Covered Officer should also be sensitive to situations that may give rise to conflicts of interest.

II. Honest and Ethical Conduct

a.  Honesty, Diligence, and Professional Responsibility

       Covered Officers are expected to observe both the form and the spirit of the ethical principles contained in this Code. In particular, Covered Officers must perform their duties and responsibilities for the Funds:

    . with honesty, diligence, and a commitment to professional and ethical responsibility;

    .  carefully, thoroughly and in a timely manner; and

    .  in conformity with applicable professional and technical standards.

b.  Ethical Handling of Actual and Apparent Conflicts of Interest

       A "conflict of interest" occurs when a Covered Officer's private interest improperly interferes with the interests of, or his or her service to, a Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his or her immediate family, receives improper personal benefits as a result of his or her position with the Fund.

       Certain conflicts of interest arise out of the relationships between Covered Officers and the Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Investment Advisers Act of 1940, as amended (the "Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Funds because of their status as "affiliated persons" of the Funds. The compliance programs and procedures of the Funds and the Funds' investment adviser, SunAmerica Asset Management, LLC ("SAAMCo"), are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

       Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between, the Funds and SAAMCo, of which the Covered Officers may also be officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for SAAMCo, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Funds and SAAMCo. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Funds and SAAMCo, and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Boards that the Covered Officers may also be officers or employees of other investment companies advised by SAAMCo.

       In particular, each Covered Officer must:

    . Not use his or her personal influence or personal relationships to influence investment decisions or financial reporting by a Fund whereby the Covered Officer would benefit personally to the detriment of the Fund;

    . Not cause a Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; and

    . Report at least annually to the Funds' Ethics Committee any material transaction or relationship that could reasonably be expected to give rise to a conflict of interest.

       There are certain potential conflict of interest situations that should be discussed with the Ethics Committee if material. Examples of these include:

    .  Service as a director on the board of any company;

    .  The receipt of any non-nominal gifts;

    . The receipt of any entertainment from any company with which a Fund has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

    . Any ownership interest in, or any consulting or employment relationship with, any of the Funds' service providers, other than SAAMCo, the Funds' principal underwriter or any affiliated person thereof;

    . A direct or indirect financial interest in commissions, transaction charges or spreads paid by a Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

c.  Conduct in the Preparation of Financial Statements

       Covered Officers must not knowingly make any misrepresentations regarding the Funds' financial statements or any facts used in the preparation of the Funds' financial statements. This section is intended to prohibit:

    . making, or permitting or directing another to make, materially false or misleading entries in the Funds' financial statements or records;

    . failing to correct the Funds' financial statements or records that are materially false or misleading; and

    . signing, or permitting or directing another to sign, a document containing materially false or misleading financial information.

d.  Obligations to the Independent Auditor of the Funds

       In dealing with the Funds' independent auditor, Covered Officers must be candid and not knowingly misrepresent facts or knowingly fail to disclose material facts, and must respond to specific inquiries and requests by the Funds' independent auditor.

       Covered Officers must not take any action, or direct any person to take any action, to fraudulently influence, coerce, manipulate or mislead the Funds' independent auditor in the performance of an audit of the Funds' financial statements for the purpose of rendering such financial statements materially misleading.

III. Disclosure and Compliance

    . Each Covered Officer will familiarize himself or herself with the disclosure requirements generally applicable to the Funds;

    . Each Covered Officer will not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Boards and auditors, or to governmental regulators and self-regulatory organizations;

    . Each Covered Officer will, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the Funds and SAAMCo with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents that the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

    . It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

       Each Covered Officer must:

    . Upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he or she has received, read and understands the Code;

    . Annually thereafter affirm to the Boards that he or she has complied with the requirements of the Code;

    . Not retaliate against any other Covered Officer or affiliated person of the Funds for reports of potential violations of this Code, provided the reports are made in good faith; and

    . Notify the Ethics Committee promptly if he or she knows of any violation of this Code. Failure to do so is itself a violation of this Code.

       The Ethics Committee is responsible for applying this Code to specific situations in which questions are presented to it and has the authority to interpret this Code in any particular situation. The Ethics Committee will also consider waivers sought by the Covered Officers.

       The Funds will act according to the following procedures in investigating and enforcing this Code:

    . The Ethics Committee will take all appropriate action to investigate any potential violations reported to it;

    . If, after such investigation, the Ethics Committee believes that no violation has occurred, the Ethics Committee is not required to take any further action;

    . If the Ethics Committee determines that a violation has occurred, it will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of SAAMCo or its board; or a recommendation to dismiss the Covered Officer;

    . The Ethics Committee will be responsible for granting waivers, as appropriate;

    . The Ethics Committee will inform the Boards of violations or waivers of this Code; and

    . Any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.  Other Policies and Procedures

       This Code shall be the sole Code of Ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to investment companies thereunder. Insofar as other policies or procedures of the Funds, SAAMCo, the Funds' principal underwriter or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Code of Ethics of the Funds, SAAMCo and the Funds' principal underwriter, under Rule 17j-1 of the Investment Company Act, and SAAMCo's more detailed policies and procedures set forth in the SAAMCo Compliance Procedures Manual are separate requirements applying to Covered Officers and others, and are not part of this Code.

VI.  Amendments

       Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Boards.

VII. Confidentiality

       All reports and records prepared or maintained pursuant to this Code shall be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Funds, the Ethics Committee, SAAMCo and the Boards and their independent counsel.

VIII. Internal Use

       The Code is intended solely for internal use by the Funds and does not constitute an admission, by or on behalf of the Funds, as to any fact, circumstance or legal conclusion.

Date: January 1, 2017

                                   Exhibit A

John T. Genoy,                                   Principal Executive Officer

Gregory R. Kingston,                             Principal Accounting Officer

                                                                 Exhibit 99.CERT

                      CERTIFICATION PURSUANT TO SECTION 302
                            OF THE SARBANES-OXLEY ACT

I, John T. Genoy, certify that:

1.  I have reviewed this report on Form N-CSR of SunAmerica Equity Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 6, 2017

                                        /s/ John T. Genoy
                                        -----------------
                                            John T. Genoy
                                            President

                      CERTIFICATION PURSUANT TO SECTION 302
                            OF THE SARBANES-OXLEY ACT

I, Gregory R. Kingston, certify that:

1.  I have reviewed this report on Form N-CSR of SunAmerica Equity Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: December 6, 2017

                                        /s/ Gregory R. Kingston
                                        -----------------------
                                            Gregory R. Kingston
                                            Treasurer

                                                             Exhibit 99.906.CERT

                     CERTIFICATIONS PURSUANT TO SECTION 906
                            OF THE SARBANES-OXLEY ACT

     John T. Genoy, President, and Gregory R. Kingston, Treasurer of SunAmerica Equity Funds (the "registrant"), each certify to the best of his knowledge that:

1. The attached Form N-CSR report of the registrant fully complies with the requirements of Sections 13(a) and 15(d) of the Securities Exchange Act of 1934; and

2. The information contained in such N-CSR report fairly represents, in all material respects, the financial conditions and results of operations of the registrant as of, and for, the periods presented in the report.

Dated: December 6, 2017

/s/ John T. Genoy
    -------------
    John T. Genoy
    President

/s/ Gregory R. Kingston
    -------------------
    Gregory R. Kingston
    Treasurer